Supplement to the

Fidelity® Disruptive Automation Fund,
Fidelity® Disruptive Communications Fund,
Fidelity® Disruptive Finance Fund,
Fidelity® Disruptive Medicine Fund,
Fidelity® Disruptive Technology Fund and
Fidelity® Disruptors Fund

Retail Class, Loyalty Class 1,
Loyalty Class 2, Class F

July 30, 2022

Prospectus

Fahim Razzaque no longer serves as a co-manager of each fund.

IMPORTANT INFORMATION:

FIDELITY® DISRUPTIVE AUTOMATION FUND
FIDELITY® DISRUPTIVE COMMUNICATIONS FUND
FIDELITY® DISRUPTIVE FINANCE FUND
FIDELITY® DISRUPTIVE MEDICINE FUND
FIDELITY® DISRUPTIVE TECHNOLOGY FUND
FIDELITY® DISRUPTORS FUND
EACH, A SERIES OF
FIDELITY SUMMER STREET TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544

To the Shareholders of Fidelity® Disruptive Automation Fund, Fidelity® Disruptive Communications Fund, Fidelity® Disruptive Finance Fund, Fidelity® Disruptive Medicine Fund, Fidelity® Disruptive Technology Fund and Fidelity® Disruptors Fund (the Funds):

We wish to inform you that at a meeting held on November 16, 2022, the Board of Trustees of Fidelity Summer Street Trust approved on behalf of the applicable Funds that it oversees, the conversion of each Fund into an exchange-traded fund (ETF), which will continue to be managed by Fidelity Management & Research Company LLC (FMR). The Board of Trustees, including all the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Funds, determined that participation in the conversions is in the best interests of the Funds, and the interests of the existing shareholders of the Funds will not be diluted as a result of the conversions.

Each Fund will be reorganized into a newly created ETF, each of which is a series of Fidelity Covington Trust. Each newly created ETF will have the identical investment objectives and fundamental investment policies as its former mutual fund as well as substantially similar investment strategies.

Although each new ETF will have the same investment objectives and fundamental investment policies as the former mutual fund, ETFs are structurally different from mutual funds and have ETF-specific risks. ETF-specific risks include the risk that shares of an ETF will trade at market prices that may be above (premium) or below (discount) the ETF’s net asset value (NAV), or that the ETF’s “authorized participants” will not engage in creation or redemption transactions, which could cause the ETF’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting.

The table below sets forth the anticipated schedule for each conversion:

Mutual Fund	New ETF	Conversion Date
Fidelity® Disruptive Automation Fund	Fidelity® Disruptive Automation ETF	June 9, 2023
Fidelity® Disruptive Communications Fund	Fidelity® Disruptive Communications ETF	June 9, 2023
Fidelity® Disruptive Finance Fund	Fidelity® Disruptive Finance ETF	June 9, 2023
Fidelity® Disruptive Medicine Fund	Fidelity® Disruptive Medicine ETF	June 9, 2023
Fidelity® Disruptive Technology Fund	Fidelity® Disruptive Technology ETF	June 9, 2023
Fidelity® Disruptors Fund	Fidelity® Disruptors ETF	June 16, 2023

Fidelity believes that the conversions will provide multiple benefits for investors, including:

●	Lower costs
●	The potential for increased tax efficiency
●	Intraday trading
●	Full daily holdings transparency

DSS-23-01	(Page 1 of 64)	March 6, 2023
1.9907545.102

For additional information about the differences between mutual funds and ETFs and the related risks, please refer to “What are the differences between an ETF and a mutual fund?” and “Comparison of Principal Risk Factors” in the accompanying Information Statement/Prospectus.

Each conversion into an ETF will be conducted pursuant to an Agreement and Plan of Reorganization and Liquidation, a form of which is included as Exhibit 1 to these materials. Each reorganization is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended.

In connection with the conversions, shareholders of each mutual fund will receive ETF shares equal in value to the shares of the mutual fund they own and may receive a cash payment in lieu of fractional shares of the corresponding ETF, and the redemption of fractional shares may be a taxable event. A conversion into an ETF will not dilute the value of your investment.

In order to receive shares of an ETF as part of a conversion, you must hold your mutual fund shares in a brokerage account that can accept shares of an ETF.

No action is required on your part if you hold your mutual fund shares in a brokerage account that can hold shares of an ETF.

If you do not hold your mutual fund shares in that type of brokerage account, you will not receive shares of an ETF as part of a conversion. Instead, your investment will be liquidated, and you may receive cash equal in value to the NAV of your mutual fund shares. The liquidation of your investment and the return of cash may be subject to tax.

If you hold your mutual fund shares in an account with a financial intermediary that is not able to hold shares of an ETF, like many group retirement plans, your financial intermediary may transfer your investment to a different investment option prior to a conversion. In some cases, this transfer may be subject to tax. It may take time for you to receive your cash. Please consult with your financial intermediary for more information on the impact that a conversion to an ETF will have on you and your investments.

If your account number with Fidelity Investments begins with 2aa -2zz, your account cannot hold shares of an ETF. Please contact your broker or call 1-800-544-8544. If you are unsure about the ability of your account to accept shares of an ETF, please contact your broker or financial intermediary.

Please review the accompanying materials closely for additional actions that you must take to receive shares of an ETF as part of a conversion.

If you do not wish to participate in a conversion, you can exchange your mutual fund shares for shares of another Fidelity mutual fund that is not participating in a conversion or redeem your mutual fund shares. Keep in mind that any such action may have tax consequences and you should consult your tax advisor.

The accompanying Information Statement/Prospectus provides more information about each conversion. Please carefully review the additional information provided in this document. If you have questions, please call 1-800-544-8544. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution.

By order of the Board of Trustees, WILLIAM C. COFFEY, Assistant Secretary

March 13, 2023

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FIDELITY® DISRUPTIVE AUTOMATION FUND
FIDELITY® DISRUPTIVE COMMUNICATIONS FUND
FIDELITY® DISRUPTIVE FINANCE FUND
FIDELITY® DISRUPTIVE MEDICINE FUND
FIDELITY® DISRUPTIVE TECHNOLOGY FUND
FIDELITY® DISRUPTORS FUND
EACH, A SERIES OF
FIDELITY SUMMER STREET TRUST

FIDELITY® DISRUPTIVE AUTOMATION ETF
FIDELITY® DISRUPTIVE COMMUNICATIONS ETF
FIDELITY® DISRUPTIVE FINANCE ETF
FIDELITY® DISRUPTIVE MEDICINE ETF
FIDELITY® DISRUPTIVE TECHNOLOGY ETF
FIDELITY® DISRUPTORS ETF
EACH, A SERIES OF
FIDELITY COVINGTON TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544
1-800-FIDELITY (ETFs)

INFORMATION STATEMENT AND PROSPECTUS
MARCH 13, 2023

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND NO ACTION IS REQUIRED ON YOUR PART TO ACCOMPLISH THE REORGANIZATIONS.

NO SHAREHOLDER VOTE IS REQUIRED TO COMPLETE THE REORGANIZATIONS. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

This combined Information Statement and Prospectus (Information Statement) is furnished to shareholders of Fidelity® Disruptive Automation Fund, Fidelity® Disruptive Communications Fund, Fidelity® Disruptive Finance Fund, Fidelity® Disruptive Medicine Fund, Fidelity® Disruptive Technology Fund and Fidelity® Disruptors Fund (each, an Acquired Fund), each a series of Fidelity Summer Street Trust, in connection with a separate Agreement and Plan of Reorganization and Liquidation (the Agreement) of each fund that has been approved by the Board of Trustees of Fidelity Summer Street Trust.

Each Acquired Fund will be reorganized into a newly created ETF (each, an Acquiring Fund and together with the Acquired Funds, the funds) which is a series of Fidelity Covington Trust. Each Acquired Fund will be liquidated (each such reorganization and liquidation, a Reorganization) as listed in the table below. Each Reorganization is scheduled to take place as of the closing of business of the New York Stock Exchange (the NYSE) on the date set forth in the chart below, or such other time and date as the parties may agree (the Closing Date).

Reorganization	Acquired Fund	Acquiring Fund	Closing Date
Fidelity® Disruptive Automation Reorganization	Fidelity® Disruptive Automation Fund	Fidelity® Disruptive Automation ETF	June 9, 2023
Fidelity® Disruptive Communications Reorganization	Fidelity® Disruptive Communications Fund	Fidelity® Disruptive Communications ETF	June 9, 2023
Fidelity® Disruptive Finance Reorganization	Fidelity® Disruptive Finance Fund	Fidelity® Disruptive Finance ETF	June 9, 2023
Fidelity® Disruptive Medicine Reorganization	Fidelity® Disruptive Medicine Fund	Fidelity® Disruptive Medicine ETF	June 9, 2023
Fidelity® Disruptive Technology Reorganization	Fidelity® Disruptive Technology Fund	Fidelity® Disruptive Technology ETF	June 9, 2023
Fidelity® Disruptors Reorganization	Fidelity® Disruptors Fund	Fidelity® Disruptors ETF	June 16, 2023

(Page 3 of 64)

Shares of each Acquiring Fund will be listed for trading on The Nasdaq Stock Market®.

Each of Fidelity® Disruptive Automation ETF, Fidelity® Disruptive Communications ETF, Fidelity® Disruptive Finance ETF, Fidelity® Disruptive Medicine ETF, and Fidelity® Disruptive Technology ETF is a non-diversified series, and Fidelity® Disruptors ETF is a diversified series, of Fidelity Covington Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Each Acquiring Fund, like its corresponding Acquired Fund, seeks long-term growth of capital.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Information Statement details important information about each Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Information Statement by reference, which means they are part of this Information Statement for legal purposes:

(i)	the Statement of Additional Information dated March 13, 2023, relating to this Information Statement;
(ii)	the Prospectus for each Acquired Fund dated July 30, 2022, as supplemented; and
(iii)	the Statement of Additional Information for each Acquired Fund dated July 30, 2022.

You can obtain copies of each fund’s current Prospectus, Statement of Additional Information, or annual or semiannual reports without charge by contacting Fidelity Summer Street Trust at Fidelity Distributors Company LLC (FDC), 900 Salem Street, Smithfield, Rhode Island 02917, by calling 1-800-544-8544 or by logging on to www.fidelity.com.

Fidelity Summer Street Trust and Fidelity Covington Trust are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 100 Pearl Street, Suite 20-100, New York, NY 10004-2616, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 1450, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

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TABLE OF CONTENTS

Summary	6
Comparison of Principal Risk Factors	17
The Transactions	20
Additional Information about the Funds	26
Miscellaneous	51
Exhibit 1. Form of Agreement and Plan of Reorganization and Liquidation of Fidelity® Disruptive Automation Fund, Fidelity® Disruptive Communications Fund, Fidelity® Disruptive Finance Fund, Fidelity® Disruptive Medicine Fund, Fidelity® Disruptive Technology Fund and Fidelity® Disruptors Fund	56

(Page 5 of 64)

Summary

The following Summary covers certain information contained elsewhere in this Information Statement. Shareholders should read the entire Information Statement carefully for more complete information.

What is involved in each Reorganization?

All of the assets and liabilities of each Acquired Fund will be transferred to a newly created corresponding Acquiring Fund in exchange for shares of the Acquiring Fund equal to the Acquired Fund’s net asset value (NAV). The Acquired Fund will distribute to its shareholders the portion of shares of the Acquiring Fund to which the shareholder is entitled (and shareholders may receive cash in lieu of fractional shares). Shares of the Acquiring Fund will be transferred to each shareholder’s brokerage account. If a shareholder does not have a brokerage account, Acquired Fund shares may be converted to cash, less any fees and expenses your intermediary may charge (subject to applicable federal or state laws concerning unclaimed property).

After shares of each Acquiring Fund are distributed to the Acquired Fund’s shareholders, each Acquired Fund will be completely liquidated and dissolved. As a result of each Reorganization, you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund.

Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the applicable Closing Date listed below.

Acquired Fund	Acquiring Fund	Closing Date
Fidelity® Disruptive Automation Fund	Fidelity® Disruptive Automation ETF	June 9, 2023
Fidelity® Disruptive Communications Fund	Fidelity® Disruptive Communications ETF	June 9, 2023
Fidelity® Disruptive Finance Fund	Fidelity® Disruptive Finance ETF	June 9, 2023
Fidelity® Disruptive Medicine Fund	Fidelity® Disruptive Medicine ETF	June 9, 2023
Fidelity® Disruptive Technology Fund	Fidelity® Disruptive Technology ETF	June 9, 2023
Fidelity® Disruptors Fund	Fidelity® Disruptors ETF	June 16, 2023

For more information, please refer to the section entitled “The Transactions – Agreement and Plan of Reorganization and Liquidation.”

What are the differences between an ETF and a mutual fund?

ETFs are structurally different from mutual funds in several important aspects:

ETF	Mutual Fund
Does not issue multiple classes of shares	May offer multiple share classes with different sales charges, expenses, and/or minimum investments
Individual investors buy or sell shares of an ETF on the secondary market through an exchange	Investors or their intermediaries buy or sell shares directly from the mutual fund
Buy and sell orders are processed throughout the day and reflect real time market prices on an exchange	Buy and sell orders are processed once a day using the day’s ending net asset value (NAV)

As a result of these structural differences, there are certain benefits associated with an ETF structure, such as secondary market liquidity, increased transparency, and the potential for increased tax efficiency. There are, however, certain risks associated with an ETF structure, including the risk that shares of an ETF will trade at market prices that are above (premium) or below (discount) NAV, or that an ETF’s “authorized participants” will not engage in creation or redemption transactions which could cause the Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting. For additional information about ETF-specific risks associated with an investment in the Acquiring Funds, please refer to the section entitled “Comparison of Principal Risk Factors.”

Has the Board of Trustees approved each Reorganization?

Yes. Each Acquired Fund’s Board of Trustees has carefully reviewed and approved the Agreement and each Reorganization.

What am I being asked to vote on?

You are not being asked to vote. Rule 17a-8 under the 1940 Act does not require shareholder approval under these conditions and we are not asking you for a proxy, and you are requested not to send us one.

(Page 6 of 64)

What are the reasons for each Reorganization?

The Board of Trustees considered the following factors, among others, in determining to approve the Agreement:

●	Each Reorganization will permit shareholders of each Acquired Fund to pursue the same investment objective in an ETF structure, which provides multiple benefits for shareholders, including lower costs, the potential for increased tax efficiency, intraday trading, and full daily holdings transparency.
●	Acquired Fund Retail and Loyalty Class 1 shareholders are expected to benefit from an expense reduction.
●	Each Reorganization will qualify as a tax-free Reorganization for federal income tax purposes (although cash received as part of a Reorganization may be taxable).

For more information, please refer to the section entitled “The Transactions – Reasons for the Reorganization.”

How will you determine the number of shares of the Acquiring Funds that I will receive?

Upon completion of each Reorganization, each shareholder of each Acquired Fund will receive shares of the corresponding Acquiring Fund and, in some cases, cash equal to the value of the shares of the Acquired Fund the shareholder owned on the Closing Date.

For more information, please refer to the section entitled “The Transactions – Agreement and Plan of Reorganization and Liquidation.”

Is each Reorganization considered a taxable event for federal income tax purposes?

Each Reorganization will be a tax-free reorganization for federal income tax purposes. As part of the Reorganization, some shareholders may receive cash in redemption of fractional shares, which may be a taxable event for applicable shareholders.

Different tax considerations apply to you if your investment is liquidated and the cash value of your Acquired Fund shares is returned to you, if you hold your Acquired Fund shares through an account that cannot hold the corresponding Acquiring Fund shares at the time of the Reorganization, or if your Acquired Fund shares are transferred by your broker or financial intermediary to a different investment option because you did not hold your Acquired Fund shares through an account that can accept shares of the corresponding Acquiring Fund on the Closing Date of the Reorganization.

Shareholders who hold shares through an account that cannot hold shares of an ETF at the time of the Reorganization will have their investments liquidated and may receive cash, which may be a taxable event for shareholders. Capital gains from securities sales by the Acquired Funds prior to the Reorganizations may be distributed by the Acquiring Funds after the Reorganizations.

Shareholders who do not want or cannot hold ETF shares may redeem out of an Acquired Fund or exchange their Acquired Fund shares for shares of another fund. A redemption or exchange of fund shares would generally be a taxable event for shareholders holding shares in taxable accounts.

For more information, please refer to the section entitled “The Transactions – Federal Income Tax Considerations.”

What types of shareholder accounts can receive shares of an ETF as part of each Reorganization?

If you hold your Acquired Fund shares in an account that permits you to purchase securities traded on U.S. stock exchanges, such as ETFs or other types of stocks, you are eligible to receive shares of an ETF in a conversion. No further action is needed by you.

What types of shareholder accounts cannot receive shares of an ETF as part of each Reorganization?

The following account types cannot hold ETFs:

●	If you hold your Acquired Fund shares in an account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account that permits investment in ETF shares.

If you do nothing, you will not receive shares of the ETF and your position will be liquidated at the time of the Reorganization and you will receive a cash distribution equal in value to the NAV of your Acquired Fund shares less any fees and expenses your intermediary may charge. This event may be taxable. To prevent a taxable event, please contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account.

Please note: If your account number with Fidelity Investments begins with 2aa -2zz, your account cannot hold shares of an ETF. Please contact your broker or call 1-800-544-8544.

●	If you hold your Acquired Fund shares through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the applicable Reorganization, or your broker or intermediary may transfer your investment in an Acquired Fund to a different investment option prior to or at the time of the Reorganization.

If you are unsure about the ability of your account to accept shares of an ETF, please contact your broker or financial intermediary.

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How do I transfer my Acquired Fund shares to a brokerage account that will accept ETF shares?

The broker where you hold your Acquired Fund shares should be able to assist you in transferring your shares to a brokerage account that can accept shares of an ETF.

We suggest you provide your broker with a copy of your most recent shareholder statement. Your broker will require your account number, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Acquired Funds’ transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account with a brokerage firm.

What if I do not want to own shares of an ETF?

If you do not want to receive shares of an ETF in connection with a Reorganization, you can exchange your Acquired Fund shares for shares of another Fidelity mutual fund that is not participating in a Reorganization or redeem your fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Exchange or redemption of your fund shares may be a taxable event if you hold your shares in a taxable account.

The last date to redeem your shares or exchange them for shares of another Fidelity mutual fund prior to each Reorganization is listed below:

Acquired Fund	Final Date to Redeem Acquired Fund Shares or Exchange Acquired Fund Shares for Shares of Another Fidelity Mutual Fund
Fidelity® Disruptive Automation Fund	June 8, 2023
Fidelity® Disruptive Communications Fund	June 8, 2023
Fidelity® Disruptive Finance Fund	June 8, 2023
Fidelity® Disruptive Medicine Fund	June 8, 2023
Fidelity® Disruptive Technology Fund	June 8, 2023
Fidelity® Disruptors Fund	June 15, 2023

How do the funds’ investment objectives, strategies, policies, and limitations compare?

The Acquired Funds and Acquiring Funds have the same fundamental and non-fundamental investment policies and limitations.

Each Acquired Fund has the same investment objective as its corresponding Acquiring Fund. Each fund seeks long-term growth of capital. Each fund’s investment objective is non-fundamental and does not require shareholder approval to change.

As set forth in the chart below, each Acquired Fund also has the same principal investment strategies as its corresponding Acquiring Fund (except that Fidelity Disruptors ETF will pursue its investment objective through investment in underlying ETFs, rather than underlying mutual funds):

Fidelity® Disruptive Automation Fund	Fidelity® Disruptive Automation ETF

The Adviser normally invests at least 80% of the fund’s assets in securities of disruptive automation companies. This policy is subject to change only upon 60 days’ prior notice to shareholders.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

Companies within the disruptive automation theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in designing and manufacturing automation, enabling technology, tools, or processes including robotics, artificial intelligence, machine vision, process sensors, pneumatic systems, autonomous driving & electric vehicles, and 3D printing. In pursuing this investment theme, the fund may invest in companies in any economic sector.

The Adviser normally invests primarily in equity securities.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks or a combination of both types. In buying and selling securities for the fund, the Adviser relies on both fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions, and a quantitative process for portfolio construction.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund’s assets in a single issuer.

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Fidelity® Disruptive Communications Fund	Fidelity® Disruptive Communications ETF

The Adviser normally invests at least 80% of the fund’s assets in securities of disruptive communications companies. This policy is subject to change only upon 60 days’ prior notice to shareholders.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

Companies within the disruptive communications theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in social media, interactive gaming, streaming services, next generation digital infrastructure, and connected devices (e.g., 5G communications, cloud networking). In pursuing this investment theme, the fund may invest in companies in any economic sector.

The Adviser normally invests primarily in equity securities.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks or a combination of both types. In buying and selling securities for the fund, the Adviser relies on both fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions, and a quantitative process for portfolio construction.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund’s assets in a single issuer.

Fidelity® Disruptive Finance Fund	Fidelity® Disruptive Finance ETF

The Adviser normally invests at least 80% of the fund’s assets in securities of disruptive finance companies. This policy is subject to change only upon 60 days’ prior notice to shareholders.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

Companies within the disruptive finance theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in digital solutions to deliver more cost effective, efficient, and customized financial services such as blockchain enabled financial services, digital payments, data processing, internet banks, embedded finance, AI-enabled underwriting and other disruptive lending and insurance business models. In pursuing this investment theme, the fund may invest in companies in any economic sector. Although the fund may invest across economic sectors, the fund concentrates its investments in the finance industries.

The Adviser normally invests primarily in equity securities.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks or a combination of both types. In buying and selling securities for the fund, the Adviser relies on both fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions, and a quantitative process for portfolio construction.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund’s assets in a single issuer.

(Page 9 of 64)

Fidelity® Disruptive Medicine Fund	Fidelity® Disruptive Medicine ETF

The Adviser normally invests at least 80% of the fund’s assets in securities of disruptive medicine companies. This policy is subject to change only upon 60 days’ prior notice to shareholders.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

Companies within the disruptive medicine theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in robotic surgery, cell and gene therapy, genomics, rare diseases, medical devices and equipment, immunotherapy, technology-based health care platforms, advanced diagnostics and consumer wellness. In pursuing this investment theme, the fund may invest in companies in any economic sector. Although the fund may invest across economic sectors, the fund concentrates its investments in the health care industries.

The Adviser normally invests primarily in equity securities.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks or a combination of both types. In buying and selling securities for the fund, the Adviser relies on both fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions, and a quantitative process for portfolio construction.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund’s assets in a single issuer.

Fidelity® Disruptive Technology Fund	Fidelity® Disruptive Technology ETF

The Adviser normally invests at least 80% of the fund’s assets in securities of disruptive technology companies. This policy is subject to change only upon 60 days’ prior notice to shareholders.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

Companies within the disruptive technology theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in big data, machine learning, artificial intelligence, cloud computing/software as a service (SaaS), cybersecurity, ecommerce and consumer technologies, rideshare, battery technology and next generation hardware. In pursuing this investment theme, the fund may invest in companies in any economic sector.

The Adviser normally invests primarily in equity securities.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks or a combination of both types. In buying and selling securities for the fund, the Adviser relies on both fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions, and a quantitative process for portfolio construction.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund’s assets in a single issuer.

Fidelity® Disruptors Fund	Fidelity® Disruptors ETF

The Adviser invests the fund’s assets in a combination of five Fidelity funds, each of which normally invests in equity securities of companies that represent a disruptive theme.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

The following table lists the underlying Fidelity funds in which the fund currently may invest and the fund’s approximate asset allocation.

The Adviser intends to manage the fund to remain neutral to its asset allocation strategy. The Adviser does not intend to trade actively among underlying Fidelity funds or attempt to capture short-term market opportunities.

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Funds	Asset Allocation	Funds	Asset Allocation
Disruptive Automation Fund	20%	Disruptive Automation ETF	20%
Disruptive Communications Fund	20%	Disruptive Communications ETF	20%
Disruptive Finance Fund	20%	Disruptive Finance ETF	20%
Disruptive Medicine Fund	20%	Disruptive Medicine ETF	20%
Disruptive Technology Fund	20%	Disruptive Technology ETF	20%

Because the Closing Date of the Reorganization of the Fidelity Disruptors Fund is one week following the Closing Date of the other Reorganizations, Fidelity Disruptors Fund will begin investing in underlying ETFs rather than mutual funds one week prior to its conversion to an ETF.

Description of Underlying Fidelity Funds

The fund invests in underlying Fidelity funds each of which focuses on a particular disruptive theme. Visit the fund’s website for more information about the fund’s approximate asset allocation to each underlying Fidelity fund. The Adviser may change these allocations over time.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

For more information about the Acquiring Funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Policies and Limitations” section of the Statement of Additional Information relating to this Information Statement, which is incorporated herein by reference. For more information about the Acquired Funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the Acquired Funds’ Prospectus, and to the “Investment Policies and Limitations” section of the Acquired Funds’ Statement of Additional Information, each of which is incorporated herein by reference.

How do the funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of the Acquired Funds and the Acquiring Funds:

Management of the Funds

The principal business address of Fidelity Management & Research Company LLC (FMR) (the Adviser), each fund’s investment adviser, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2021, FMR had approximately $3.6 trillion in discretionary assets under management, and approximately $4.5 trillion when combined with all of its affiliates’ assets under management.

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan are sub-advisers to the Acquired Funds and Acquiring Funds. As of December 31, 2021, FMR UK had approximately $30.9 billion in discretionary assets under management. As of December 31, 2021, FMR H.K. had approximately $19.0 billion in discretionary assets under management. As of March 31, 2022, FMR Japan had approximately $6.9 billion in discretionary assets under management. Currently, FMR UK and FMR H.K. have day-to-day responsibility for choosing certain types of investments for each fund.

Niamh Brodie-Machura is Co-Portfolio Manager of each Acquired Fund, which she has managed since July 2020. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Brodie-Machura has worked as a portfolio manager.

Camille Carlstrom is Co-Portfolio Manager of each Acquired Fund, which she has managed since April 2020. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Carlstrom has worked as a managing director of research, associate portfolio manager, analyst, and portfolio manager.

Tim Codrington is Co-Portfolio Manager of each Acquired Fund, which he has managed since November 2020. He also manages other funds. Since joining Fidelity Investments in 2020, Mr. Codrington has worked as a managing director of research and portfolio manager. Prior to joining the firm in 2020, Mr. Codrington served as a partner and portfolio manager at Copper Rock Capital Partners from 2015 to 2020.

Charlie Hebard is Co-Portfolio Manager of each Acquired Fund, which he has managed since April 2020. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Hebard has worked as a managing director of research and portfolio manager.

Michael Kim is Co-Portfolio Manager of each Acquired Fund, which he has managed since April 2020. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Kim has worked as a quantitative analyst and portfolio manager.

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Christopher Lee is Co-Portfolio Manager of each Acquired Fund, which he has managed since April 2020. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

William Shanley is Co-Portfolio Manager of each Acquired Fund, which he has managed since April 2020. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Shanley has worked as a managing director of research, research analyst, and portfolio manager.

The portfolio management team of each Acquiring Fund is the same as that of its corresponding Acquired Fund.

For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contracts” section of the Statement of Additional Information relating to this Information Statement, which is incorporated herein by reference.

From time to time, a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Each Acquired Fund and Acquiring Fund pays a management fee to the Adviser. The Acquired Fund management fees are calculated and paid to the Adviser every month. Each class of each Acquired Fund pays FMR a monthly unitary management fee of 1.00% of the fund’s average daily net assets of the class throughout the month. For Loyalty Class 1, Loyalty Class 2, and Class F, such fee is subject to the expense contract arrangements discussed in greater detail under “Management Contracts – Management-Related Expenses” in each Acquired Fund’s SAI.

The management fee rate for the Acquiring Funds, except Disruptors ETF, is 0.50%. The management fee rate for Disruptors ETF is 0.00%.

The Adviser pays all of the other expenses of the Acquiring Funds with limited exceptions.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each Acquired Fund is available in each fund’s annual report for the fiscal period ended May 31, 2022.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each Acquiring Fund will be included in each Acquiring Fund’s semi-annual report for the fiscal period ended November 30, 2023, when available.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

For more information about fund management, please refer to the “Fund Management” section of the Acquired Funds’ Prospectus, and to the “Control of Investment Advisers” and “Management Contracts” sections of the Statement of Additional Information relating to this Information Statement and the Acquired Funds’ Statement of Additional Information, each of which is incorporated herein by reference.

Expense Arrangements

For more information about the funds’ fees and operating expenses, please refer to the Acquired Funds’ Prospectus, which is incorporated herein by reference, and to the “Annual Fund and Class Operating Expenses” below.

Distribution of Fund Shares

The principal business address of FDC, each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.

Each fund or class thereof has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund’s Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to FMR under the fund’s management contract.

The Distribution and Service Plans for the Acquiring Funds are substantially the same as the Distribution and Service Plans for the Acquired Funds.

For more information about fund distribution with respect to the Acquiring Funds, please refer to the “Fund Distribution” section of Appendix A and to the “Distribution Services” section of the Statement of Additional Information relating to this Information Statement, which is incorporated herein by reference. For more information about fund distribution with respect to the Acquired Funds, please refer to the “Fund Distribution” section of the Acquired Funds’ Prospectus and to the “Distribution Services” section of the Acquired Funds’ Statement of Additional Information, each of which is incorporated herein by reference.

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How do the funds’ fees and operating expenses compare, and what are each Acquiring Fund’s fees and operating expenses estimated to be following each Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund and Class Operating Expenses

The following tables show the fees and expenses of the Acquired Funds for the 12 months ended November 30, 2022, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to each Reorganization. Annual fund or class operating expenses are paid by each fund or class, as applicable. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of a fund.

As shown below, each Reorganization is expected to result in lower total annual operating expenses for Retail Class and Loyalty Class 1 shareholders of the Acquired Funds. The lower expense ratio will take effect on April 1, 2023, in advance of each Reorganization. On that date, new and amended expense contracts will reduce the expense ratio for Retail Class and Loyalty Class 1 for each Acquired Fund to 0.50%. From May 1, 2023 to May 25, 2023, all share classes of each Acquired Fund will be consolidated into one share class (Retail Class) in advance of the Reorganization. For Fidelity Disruptors Fund, the Adviser will voluntarily waive management fees effective May 1, 2023 through conversion. Fidelity Disruptors Fund will incur expenses from its investment in the underlying funds in which it invests, resulting in an expense ratio of 0.50%.

Fidelity® Disruptive Automation Reorganization

Shareholder fees

(fees paid directly from your investment)      None

Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Acquired Fund – Fidelity® Disruptive Automation Fund				Pro Forma – Acquiring Fund – Fidelity® Disruptive Automation ETF
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
Management Fee	1.00%	0.75%	0.50%	0.00%	0.50%
Distribution and/or Service (12b-1) fees	None	None	None	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses	1.00%	0.75%	0.50%	0.00%	0.50%

Fidelity® Disruptive Communications Reorganization

Shareholder fees

(fees paid directly from your investment)        None

Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Acquired Fund – Fidelity® Disruptive Communications Fund				Pro Forma – Acquiring Fund – Fidelity® Disruptive Communications ETF
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
Management Fee	1.00%	0.75%	0.50%	0.00%	0.50%
Distribution and/or Service (12b-1) fees	None	None	None	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses	1.00%	0.75%	0.50%	0.00%	0.50%

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Fidelity® Disruptive Finance Reorganization

Shareholder fees

(fees paid directly from your investment)      None

Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Acquired Fund – Fidelity® Disruptive Finance Fund				Pro Forma – Acquiring Fund – Fidelity® Disruptive Finance ETF
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
Management Fee	1.00%	0.75%	0.50%	0.00%	0.50%
Distribution and/or Service (12b-1) fees	None	None	None	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses	1.00%	0.75%	0.50%	0.00%	0.50%

Fidelity® Disruptive Medicine Reorganization

Shareholder fees

(fees paid directly from your investment)    None

Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Acquired Fund – Fidelity® Disruptive Medicine Fund				Pro Forma – Acquiring Fund – Fidelity® Disruptive Medicine ETF
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
Management Fee	1.00%	0.75%	0.50%	0.00%	0.50%
Distribution and/or Service (12b-1) fees	None	None	None	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses	1.00%	0.75%	0.50%	0.00%	0.50%

Fidelity® Disruptive Technology

Reorganization Shareholder fees

(fees paid directly from your investment)      None

Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Acquired Fund – Fidelity® Disruptive Technology Fund				Pro Forma – Acquiring Fund – Fidelity® Disruptive Technology ETF
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
Management Fee	1.00%	0.75%	0.50%	0.00%	0.50%
Distribution and/or Service (12b-1) fees	None	None	None	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses	1.00%	0.75%	0.50%	0.00%	0.50%

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Fidelity® Disruptors Reorganization

Shareholder fees

(fees paid directly from your investment)      None

Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Acquired Fund – Fidelity® Disruptors Fund			Pro Forma – Acquiring Fund – Fidelity® Disruptors ETF
	Retail Class	Loyalty Class 1	Loyalty Class 2
Management Fee	1.00%	0.75%	0.50%	0.00%
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%
Other expenses	0.00%	0.00%	0.00%	0.50%
Total annual fund operating expenses	1.00%	0.75%	0.50%	0.50%

Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to each Reorganization. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

Fidelity® Disruptive Automation Reorganization	Fidelity® Disruptive Automation Fund				Pro Forma – Acquiring Fund (Fidelity® Disruptive Automation ETF)
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
1 Year	$102	$77	$51	$0	$51
3 Years	$318	$240	$160	$0	$160
5 Years	$552	$417	$280	$0	$280
10 Years	$1,225	$930	$628	$0	$628

Fidelity® Disruptive Communications Reorganization	Fidelity® Disruptive Communications Fund				Pro Forma – Acquiring Fund (Fidelity® Disruptive Communications ETF)
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
1 Year	$102	$77	$51	$0	$51
3 Years	$318	$240	$160	$0	$160
5 Years	$552	$417	$280	$0	$280
10 Years	$1,225	$930	$628	$0	$628

Fidelity® Disruptive Finance Reorganization	Fidelity® Disruptive Finance Fund				Pro Forma – Acquiring Fund (Fidelity® Disruptive Finance ETF)
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
1 Year	$102	$77	$51	$0	$51
3 Years	$318	$240	$160	$0	$160
5 Years	$552	$417	$280	$0	$280
10 Years	$1,225	$930	$628	$0	$628

Fidelity® Disruptive Medicine Reorganization	Fidelity® Disruptive Medicine Fund				Pro Forma – Acquiring Fund (Fidelity® Disruptive Medicine ETF)
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
1 Year	$102	$77	$51	$0	$51
3 Years	$318	$240	$160	$0	$160
5 Years	$552	$417	$280	$0	$280
10 Years	$1,225	$930	$628	$0	$628

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Fidelity® Disruptive Technology Reorganization	Fidelity® Disruptive Technology Fund				Pro Forma – Acquiring Fund (Fidelity® Disruptive Technology ETF)
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
1 Year	$102	$77	$51	$0	$51
3 Years	$318	$240	$160	$0	$160
5 Years	$552	$417	$280	$0	$280
10 Years	$1,225	$930	$628	$0	$628

Fidelity® Disruptors Reorganization	Fidelity® Disruptors Fund			Pro Forma – Acquiring Fund (Fidelity® Disruptors ETF)
	Retail Class	Loyalty Class 1	Loyalty Class 2
1 Year	$102	$77	$51	$51
3 Years	$318	$240	$160	$160
5 Years	$552	$417	$280	$280
10 Years	$1,225	$930	$628	$628

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Portfolio Turnover

Each fund (except Fidelity Disruptors Fund) pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Fidelity Disruptors Fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® mutual funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly (including shares of ETFs). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, each Acquired Fund’s portfolio turnover rate was as set forth in the following table:

Acquired Fund	Portfolio Turnover Rate as a Percentage of the Average Value of its Portfolio

Fidelity® Disruptive Automation Fund	22%
Fidelity® Disruptive Communications Fund	32%
Fidelity® Disruptive Finance Fund	43%
Fidelity® Disruptive Medicine Fund	47%
Fidelity® Disruptive Technology Fund	33%
Fidelity® Disruptors Fund	22%

Payments to Broker-Dealers and Other Financial Intermediaries

Each fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Do the procedures for purchasing and redeeming shares of the funds differ?

The Acquired Funds and Acquiring Funds have different procedures for purchasing, exchanging and redeeming shares, which are summarized below.

Acquiring Funds

Shares of each Acquiring Fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. Each Acquiring Fund does not impose any minimum investment for shares of a fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than a fund’s NAV (premium) or less than a fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges. Due to such commissions and charges, frequent trading may detract significantly from investment returns.

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Each Acquiring Fund is designed to offer investors an equity investment that can be bought and sold frequently in the secondary market without impact on a fund, and such trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Accordingly, the Board of Trustees of the Acquiring Funds has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.

Shares can be purchased and redeemed directly from each Acquiring Fund at NAV only by Authorized Participants in large increments called “Creation Units.” Each Acquiring Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each Acquiring Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

For more information about the procedures for purchasing and redeeming shares of the Acquiring Fund, please refer to the “Shareholder Information” section of Appendix A.

Acquired Funds

An investor may purchase shares of an Acquired Fund directly from the Acquired Funds through the Distributor or through a financial intermediary. Each Acquired Fund offers multiple share classes.

For more information about the procedures for purchasing, redeeming and exchanging the Acquired Funds’ shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of Acquired Fund shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the Acquired Funds’ Prospectus, and to the “Buying, Selling, and Exchanging Information” section of the Acquired Funds’ Statement of Additional Information, each of which is incorporated herein by reference.

Do the funds’ dividend and distribution policies differ?

The Acquired Funds and Acquiring Funds have different dividend and distribution policies.

Each Acquired Fund normally pays dividends and capital gain distributions in July and December. Each Acquiring Fund will normally pay dividends in March, June, September, and December and pay capital gain distributions in December.

For more information about the Acquiring Funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of Appendix A and to the “Distributions and Taxes” section of the Statement of Additional Information relating to this Information Statement, which is incorporated herein by reference. For more information about the Acquired Funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the Acquired Funds’ Prospectus and the Acquired Funds’ Statement of Additional Information, each of which is incorporated herein by reference.

On or before the Closing Date, each Acquired Fund may declare additional dividends or other distributions of its net income and/or net realized capital gains.

Who bears the expenses associated with the Reorganization?

The Acquired Funds will bear the cost of each Reorganization.

For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have identical investment objectives and substantially similar strategies as described above, the funds are subject to substantially similar investment risks (except that Acquiring Funds are subject to additional ETF-related risks).

Risks associated with an investment in the Funds

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Because certain funds concentrate their investments in a particular industry or group of related industries, such fund’s performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because Fidelity Disruptive Automation Fund/ETF, Fidelity Disruptive Communications Fund/ETF, Fidelity Disruptive Finance Fund/ETF, Fidelity Disruptive Medicine Fund/ETF, and Fidelity Disruptive Technology Fund/ ETF may invest a significant percentage of assets in a single issuer, the fund’s performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

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The following factors can significantly affect a fund’s performance:

●	Asset Allocation Risk. A fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
●	Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.
●	Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
●	Foreign and Emerging Markets Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market. Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets economies can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. All of these factors can make emerging markets securities more volatile and potentially less liquid than securities issued in more developed markets.
Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.
●	Management Risk. The Adviser’s application of a fund’s strategy criteria may not achieve its intended results. A fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.
●	Disruptive Theme Risk. Each fund normally invests directly; or in the case of Fidelity Disruptors Fund/ETF indirectly; in equity securities of companies that the Adviser believes represent a disruptive theme. These companies may not in fact be disruptive or may not be able to capitalize thereon. The risks associated with such companies include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of companies that represent disruptive themes tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s results.
●	Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, the fund or an underlying fund may invest a meaningful portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund or an underlying fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund’s or the underlying fund’s investment performance.
●	Special Considerations regarding Japan. The Japanese economy, at times, has been characterized by government intervention and protectionism, an aging demographic, declining population, and an unstable financial services sector. International trade, particularly with the United States, government support of the financial services sector and other troubled sectors, consistent government policy, natural disasters, and geopolitical developments can significantly affect economic growth. Since a significant portion of Japan’s trade is conducted with developing nations, almost all of which are in East and Southeast Asia, it can be affected by currency fluctuations and other conditions in these other countries.

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●	Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments. Certain funds will concentrate in the industries or sectors identified in “How do the funds’ investment objectives, strategies, policies, and limitations compare?” above that have the risks described below:

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations as well as product liability claims.
●	Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.
●	“Growth” Investing. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
●	“Value” Investing. “Value” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, “value” stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.
●	Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Additional risks associated with an investment in the Acquiring Funds

The Acquiring Funds are subject to the following principal risks, which are not principal risks generally associated with an investment the Acquired Funds:

●	Fluctuation of Net Asset Value and Share Price. The NAV of the fund’s shares will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although a share’s market price is expected to approximate its NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares’ NAV when you purchase shares, or receive less than the shares’ NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for a fund’s shares, the market price of fund shares is more likely to differ significantly from the fund’s NAV. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of a fund. Disruptions at market makers, Authorized Participants or market participants may also result in significant differences between the market price of the fund’s shares and the fund’s NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

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The market price of shares during the trading day, like the price of any exchange-traded security, includes a bid-ask spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption or volatility, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Securities held by a fund may be traded in markets that close at a different time than the listing exchange. During the time when the listing exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the fund’s NAV may widen. The Adviser expects that, under normal market conditions, large discounts or premiums to NAV will not be sustained in the long term because of arbitrage opportunities.

●	Trading Issues. Although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained. Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The fund has a limited number of intermediaries that act as Authorized Participants. There are no obligations of market makers to make a market in the fund’s shares or of Authorized Participants to submit purchase or redemption orders for Creation Units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund’s portfolio securities and the market price of fund shares. To the extent no other Authorized Participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. In addition, trading of shares in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the fund. FDC, the distributor of the fund’s shares, does not maintain a secondary market in the shares.
If the fund’s shares are delisted from the listing exchange, the Adviser may seek to list the fund shares on another market, merge the fund with another exchange-traded fund or traditional mutual fund, or redeem the fund shares at NAV.
Shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
●	Authorized Participant Concentration Risk. A fund may have a limited number of financial institutions that act as Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a fund’s portfolio securities and the market price of fund shares. To the extent no other Authorized Participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting.

In the case of Fidelity Disruptors ETF, the fund will be subject to the above risks both directly and indirectly through its investment in underlying ETFs.

For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the Acquired Funds’ Prospectus, and to the “Investment Policies and Limitations” section of the Statement of Additional Information relating to this Information Statement and the Acquired Funds’ Statement of Additional Information, each of which is incorporated herein by reference.

How do the funds compare in terms of their performance?

Each Acquiring Fund is a newly formed “shell” fund that has not yet commenced operations, and therefore, will have no performance history prior to each Reorganization. Each Acquiring Fund has been organized solely in connection with each Reorganization to acquire all of the assets and liabilities of its corresponding Acquired Fund and continue the business of the Acquired Fund. Therefore, after each Reorganization, the Acquired Fund will remain the “accounting survivor.” This means that each Acquiring Fund will continue to show the historical investment performance and returns of the corresponding Acquired Fund (even after liquidation of each Acquired Fund).

The historical performance of each Acquired Fund, as it is to be adopted by its corresponding Acquiring Fund, is included in the Acquired Funds’ Prospectus, which is incorporated herein by reference.

THE TRANSACTIONS

AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION BETWEEN THE ACQUIRED FUNDS AND ACQUIRING FUNDS.

Agreement and Plan of Reorganization and Liquidation

The terms and conditions under which the transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Information Statement.

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Each Agreement contemplates (a) the Acquiring Fund acquiring as of the Closing Date all of the assets of the Acquired Fund (excluding assets having a value equal to cash to be distributed in accordance with the Agreement) in exchange for shares of the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; (b) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund as provided for in the Agreement (shareholders may receive cash in lieu of fractional Acquiring Fund shares); and (c) the distribution of cash to shareholders of the Acquired Fund who do not hold Acquired Fund shares through a brokerage account that can accept Acquiring Fund shares.

The value of Acquired Fund assets to be acquired by Acquiring Fund and the amount of its liabilities to be assumed by Acquiring Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in the Acquired Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Acquiring Fund will be determined as of the same time using the valuation procedures set forth in the Acquired Fund’s then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Acquiring Fund will deliver to Acquired Fund, and Acquired Fund will distribute to its shareholders of record, shares of Acquiring Fund so that each Acquired Fund shareholder will receive the number of shares of Acquiring Fund equal in value to the aggregate net asset value of shares of Acquired Fund held by such shareholder on the Closing Date); Acquired Fund will be liquidated as soon as practicable thereafter. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of shares of Acquiring Fund due that shareholder (shareholders may receive cash in lieu of fractional shares, which may be a taxable event). Shareholders of the Acquired Fund who do not hold Acquired Fund shares through a brokerage account that can accept Acquiring Fund shares will receive cash in connection with the Reorganization, which cash payment may be taxable. Capital gains from securities sales by the Acquired Funds prior to the Reorganizations may be distributed by the Acquiring Funds after the Reorganizations.

Any transfer taxes payable upon issuance of shares of Acquiring Fund in a name other than that of the registered holder of the shares on the books of Acquired Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Acquired Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Acquired Fund is liquidated.

Each Acquired Fund will bear the cost of its Reorganization, including professional fees and expenses associated with the filing of registration statements, which will consist principally of printing and mailing the Information Statement.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the investment objectives, strategies, and policies of the funds, including the lack of changes to the investment process for each fund;
(2)	the fees and expenses and the relative expense ratios of the funds, including the lower expense ratios that would result for Retail Class and Loyalty Class 1 shareholders as a result of the conversions;
(3)	the differences between the mutual fund and ETF structures;
(4)	the potential benefits of the Reorganization to shareholders of the funds, including potential benefits associated with the ETF structure;
(5)	the costs to be incurred by each fund as a result of the Reorganization and the fact that minimal to no transaction costs were anticipated;
(6)	the tax consequences of the Reorganization; and
(7)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed each Reorganization to the Board at a meeting of the Board held on November 16, 2022. In proposing each Reorganization, FMR advised the Board that each Reorganization would allow Acquired Fund shareholders to benefit from lower costs, the potential for increased tax efficiency, intraday trading, and full daily holdings transparency. The Reorganization will qualify as a tax-free exchange for federal income tax purposes (except with respect to cash received by the shareholders, if any).

The funds’ Board carefully reviewed the proposal and determined that each Reorganization is in the best interests of the shareholders of each fund and that each Reorganization will not result in a dilution of the interests of the shareholders of the funds.

Description of the Securities to be Issued

Holders of the Acquired Funds will receive, respectively, shares of the corresponding Acquiring Fund. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares, and Acquired Fund shareholders may receive cash in connection with the Reorganization in lieu of fractional Acquiring Fund Shares.

Each Acquiring Fund is a series of Fidelity Covington Trust. The Trustees of Fidelity Covington Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of each Acquiring Fund represents an equal proportionate interest with each other share of the fund, and each such share of each Acquiring Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each

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shareholder of each Acquiring Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of each Acquiring Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the Statement of Additional Information relating to this Information Statement, which is incorporated herein by reference.

Fidelity Covington Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of the Statement of Additional Information relating to this Information Statement, which is incorporated herein by reference.

Federal Income Tax Considerations

The following is a general summary of some of the important U.S. federal income tax consequences of each Reorganization and is based upon the current provisions of the Internal Revenue Code (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Acquired Fund shareholders that have their Acquired Fund shares exchanged for Acquiring Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders whose investment is liquidated and the cash value of whose Acquired Fund shares is returned to them, shareholders who hold their Acquired Fund shares through an account that cannot hold the corresponding Acquiring Fund shares at the time of the Reorganization, or shareholders whose Acquired Fund shares are transferred by their broker or financial intermediary to a different investment option because such shareholders did not hold their Acquired Fund shares through an account that can accept shares of the corresponding Acquiring Fund on the Closing Date of the Reorganization.

The exchange of the Acquired Funds’ assets for the corresponding Acquiring Funds’ shares and the assumption of the liabilities of the Acquired Funds by the Acquiring Funds followed by the distribution of Acquiring Fund shares to the corresponding Acquired Fund shareholders in exchange for their Acquired Fund shares in complete liquidation and termination of the Acquired Funds is intended to qualify for federal income tax purposes as tax-free reorganizations under the Code. With respect to each Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to the funds, substantially to the effect that:

(i) The acquisition by each Acquiring Fund of substantially all of the assets of the corresponding Acquired Fund in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of all liabilities of the corresponding Acquired Fund followed by the distribution of Acquiring Fund shares to the corresponding Acquired Fund shareholders in exchange for their Acquired Fund shares in complete liquidation and termination of each Acquired Fund will constitute a tax-free Reorganization under Section 368(a) of the Code;

(ii) Each Acquired Fund will recognize no gain or loss upon the transfer of substantially all of its assets to the corresponding Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of all liabilities of the corresponding Acquired Fund;

(iii) Each Acquired Fund will recognize no gain or loss upon the distribution to its shareholders of the corresponding Acquiring Fund shares received by the Acquired Fund in the Reorganization;

(iv) Each Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the corresponding Acquired Fund in exchange solely for Acquiring Fund shares and the assumption of all liabilities of the corresponding Acquired Fund;

(v) The adjusted basis to an Acquiring Fund of the assets of the corresponding Acquired Fund received by the Acquiring Fund in a Reorganization will be the same as the adjusted basis of those assets in the hands of the Acquired Fund immediately before the exchange;

(vi) Each Acquiring Fund’s holding periods with respect to the assets of the corresponding Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) Acquired Fund shareholders will recognize no gain or loss upon receiving the corresponding Acquiring Fund shares in exchange solely for Acquired Fund shares (except with respect to cash received);

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(viii) The aggregate basis of the Acquiring Fund shares received by an Acquired Fund shareholder in a Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor (reduced by any amount of tax basis allocable to shares for which cash is received); and

(ix) An Acquired Fund shareholder’s holding period for the corresponding Acquiring Fund shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code, as to Acquired Fund shareholders whose investment is liquidated and the cash value of whose Acquired Fund shares is returned to them, as to Acquired Fund shareholders who hold their Acquired Fund shares through an account that cannot hold the corresponding Acquiring Fund shares at the time of the Reorganization, or as to Acquired Fund shareholders whose Acquired Fund shares are transferred by their broker or financial intermediary to a different investment option because such shareholders did not hold their Acquired Fund shares through an account that can accept shares of the corresponding Acquiring Fund on the Closing Date of the Reorganization. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.

The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then the applicable Acquired Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of the applicable Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received.

The tax year of an Acquired Fund is expected to continue with its Acquiring Fund, and the capital gains, if any, resulting from portfolio turnover prior to the Reorganization will be carried over to the Acquiring Fund unless distributed prior to the Reorganization. An Acquired Fund may declare a distribution to shareholders prior to a Reorganization. If a Reorganization were to end the tax year of an Acquired Fund (which is not the intended or expected plan as of the date of this Information Statement), it could accelerate distributions to shareholders from the Acquired Fund for its short tax year ending on the Closing Date. If determined necessary by the Funds, such an Acquired Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization. Any of the foregoing distributions, regardless of whether distributed before or after the Reorganization, may be taxable, and would include capital gains from securities sales by the Acquired Funds prior to the Reorganizations. Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each Acquiring Fund will succeed to the tax attributes of the corresponding Acquired Fund upon the closing of each Reorganization, including any capital loss carryovers that could have been used by each Acquired Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of each Acquired Fund will be available to offset future gains recognized by the Acquiring Fund (subject to the conditions and limitations under the Code). Capital losses of an Acquired Fund may be carried forward indefinitely to offset future capital gains. However, the capital losses of an Acquiring Fund, as the successor in interest to an Acquired Fund, may subsequently become subject to an annual limitation as a result of ownership changes, if such occur.

The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

Shareholders of an Acquired Fund should consult their tax advisers regarding the effect, if any, of each Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of each Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of each Reorganization.

Forms of Organization

Each Acquired Fund is a series of Fidelity Summer Street Trust, an open-end management investment company organized as a Massachusetts business trust on March 23, 1977. Each Acquiring Fund is a series of Fidelity Covington Trust, an open-end management investment company created under an initial declaration of trust dated May 10, 1995. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The Acquired Funds and Acquiring Funds are governed by substantially similar Declarations of Trust and by-laws, except that the Declaration of Trust for Fidelity Covington Trust specifically contemplates issuance and redemption of shares in creation unit aggregations. Because the Acquiring Funds operate as exchange-traded funds and issue and redeem shares in Creation Unit aggregations, shareholders of an Acquiring Fund cannot purchase or redeem individual shares of the Acquiring Fund at NAV. Shares of the Acquired Funds, on the other hand, can be purchased and redeemed directly from the Acquired Funds at NAV.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Statement of Additional Information relating to this Information Statement and the Acquired Funds’ Statement of Additional Information, each of which is incorporated herein by reference.

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Capitalization

The following table shows the capitalization of each Acquired Fund as of November 30, 2022, and on a pro forma combined basis (unaudited) as of that date giving effect to each Reorganization. Pro forma numbers do not reflect any potential liquidation of shareholders associated with a Reorganization or cash paid in lieu of fractional Acquiring Fund shares.

Fidelity Disruptive Automation Reorganization

	Net Assets		Net Asset Value Per Share		Shares Outstanding
Fidelity Disruptive Automation Fund (Retail Class)	$19,078,089		$14.56		1,310,557
Loyalty Class 1	$60,153,445		$14.54		4,135,907
Loyalty Class 2	$150,778		$14.65		10,291
Class F	$21,925,957		$14.73		1,488,415
Fidelity Disruptive Automation ETF[a]	N/A		N/A		N/A
Fidelity Disruptive Automation ETF (pro forma combined)	$101,308,269	[b]	$25.00	[c]	4,052,331	[d]

[a]	Fidelity Disruptive Automation ETF is expected to commence operations in June 2023.
[b]	Net assets were not adjusted for estimated one time costs associated with the fund’s reorganization information statement/prospectus of $34,000.
[c]	Fidelity Disruptive Automation ETF expected to launch at approximately $25.00 net asset value per share.
[d]	Shares have been adjusted to reflect what will be issued post-merger.

Fidelity Disruptive Communications Reorganization

	Net Assets		Net Asset Value Per Share		Shares Outstanding
Fidelity Disruptive Communications Fund (Retail Class)	$3,574,229		$10.77		331,874
Loyalty Class 1	$12,984,215		$10.75		1,207,995
Loyalty Class 2	$116,015		$10.83		10,716
Class F	$18,976,356		$10.88		1,743,610
Fidelity Disruptive Communications ETF[a]	N/A		N/A		N/A
Fidelity Disruptive Communications ETF (pro forma combined)	$35,650,815	[b]	$25.00	[c]	1,426,033	[d]

[a]	Fidelity Disruptive Communications ETF is expected to commence operations in June 2023.
[b]	Net assets were not adjusted for estimated one time costs associated with the fund’s reorganization information statement/prospectus of $13,000.
[c]	Fidelity Disruptive Communications ETF expected to launch at approximately $25.00 net asset value per share.
[d]	Shares have been adjusted to reflect what will be issued post-merger.

Fidelity Disruptive Finance Reorganization

	Net Assets		Net Asset Value Per Share		Shares Outstanding
Fidelity Disruptive Finance Fund (Retail Class)	$6,510,692		$14.03		464,088
Loyalty Class 1	$22,132,508		$14.02		1,578,841
Loyalty Class 2	$155,358		$14.11		11,012
Class F	$21,206,318		$14.14		1,499,216
Fidelity Disruptive Finance ETF[a]	N/A		N/A		N/A
Fidelity Disruptive Finance ETF (pro forma combined)	$50,004,876	[b]	$25.00	[c]	2,000,195	[d]

[a]	Fidelity Disruptive Finance ETF is expected to commence operations in June 2023.
[b]	Net assets were not adjusted for estimated one time costs associated with the fund’s reorganization information statement/prospectus of $17,000.
[c]	Fidelity Disruptive Finance ETF expected to launch at approximately $25.00 net asset value per share.
[d]	Shares have been adjusted to reflect what will be issued post-merger.

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Fidelity Disruptive Medicine Reorganization

	Net Assets		Net Asset Value Per Share		Shares Outstanding
Fidelity Disruptive Medicine Fund (Retail Class)	$7,137,629		$11.20		637,040
Loyalty Class 1	$20,185,325		$11.24		1,796,635
Loyalty Class 2	$115,399		$11.31		10,201
Class F	$21,143,017		$11.41		1,853,270
Fidelity Disruptive Medicine ETF[a]	N/A		N/A		N/A
Fidelity Disruptive Medicine ETF (pro forma combined)	$48,581,370	[b]	$25.00	[c]	1,943,255	[d]

[a]	Fidelity Disruptive Medicine ETF is expected to commence operations in June 2023.
[b]	Net assets were not adjusted for estimated one time costs associated with the fund’s reorganization information statement/prospectus of $17,000.
[c]	Fidelity Disruptive Medicine ETF expected to launch at approximately $25.00 net asset value per share.
[d]	Shares have been adjusted to reflect what will be issued post-merger.
Fidelity Disruptive Technology Reorganization

	Net Assets		Net Asset Value Per Share		Shares Outstanding
Fidelity Disruptive Technology Fund (Retail Class)	$19,522,861		$10.87		1,796,520
Loyalty Class 1	$45,302,736		$10.90		4,156,893
Loyalty Class 2	$113,352		$10.98		10,327
Class F	$18,854,402		$11.07		1,702,662
Fidelity Disruptive Technology ETF[a]	N/A		N/A		N/A
Fidelity Disruptive Technology ETF (pro forma combined)	$83,793,351	[b]	$25.00	[c]	3,351,734	[d]

[a]	Fidelity Disruptive Technology ETF is expected to commence operations in June 2023.
[b]	Net assets were not adjusted for estimated one time costs associated with the fund’s reorganization information statement/prospectus of $32,000.
[c]	Fidelity Disruptive Technology ETF expected to launch at approximately $25.00 net asset value per share.
[d]	Shares have been adjusted to reflect what will be issued post-merger.

Fidelity Disruptors Reorganization

	Net Assets		Net Asset Value Per Share		Shares Outstanding
Fidelity Disruptors Fund (Retail Class)	$24,278,966		$12.63		1,921,569
Loyalty Class 1	$77,031,254		$12.67		6,077,755
Loyalty Class 2	$130,492		$12.74		10,242
Fidelity Disruptors ETF[a]	N/A		N/A		N/A
Fidelity Disruptors ETF (pro forma combined)	$101,440,712	[b]	$25.00	[c]	4,057,628	[d]

[a]	Fidelity Disruptors ETF is expected to commence operations in June 2023.
[b]	Net assets were not adjusted for estimated one time costs associated with the fund’s reorganization information statement/prospectus of $37,000.
[c]	Fidelity Disruptors ETF expected to launch at approximately $25.00 net asset value per share.
[d]	Shares have been adjusted to reflect what will be issued post-merger.

The tables above assume that each Reorganization occurred on November 30, 2022. The tables are for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the corresponding Acquired Fund on the date that a Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after that date.

Conclusion

Each Agreement and Plan of Reorganization and Liquidation was approved by the Board of Trustees of Fidelity Summer Street Trust at a meeting held on November 16, 2022. The Board of Trustees determined that each Reorganization is in the best interests of shareholders of the Acquired Funds and that the interests of existing shareholders of the funds would not be diluted as a result of each Reorganization. In the event that each Reorganization does not occur, the Acquired Funds will continue to engage in business as funds of a registered investment company and the Board of Trustees of Fidelity Summer Street Trust may consider other proposals for the Reorganization or liquidation of the funds.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Each Acquiring Fund is new and has no performance history as of the date of this Information Statement. Each Acquiring Fund will adopt the financial history, including the financial highlights, of its corresponding Acquired Fund following the Reorganization.

Each Acquired Fund’s financial highlights for the fiscal year ended May 31, 2022 (audited), updated to include semi–annual data for the six–month period ended November 30, 2022 (unaudited), are shown in the tables below. Each Acquired Fund’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP (for Fidelity® Disruptive Automation Fund, Fidelity® Disruptive Communications Fund, Fidelity® Disruptive Finance Fund, Fidelity® Disruptive Medicine Fund, and Fidelity® Disruptive Technology Fund) and Deloitte & Touche LLP (for Fidelity® Disruptors Fund), contained in the funds’ Annual Report to Shareholders and the unaudited financial statements contained in the funds’ Semi–Annual Report to Shareholders, which are incorporated by reference into the Statement of Additional Information relating to this Information Statement.

Financial Highlights

Fidelity® Disruptive Automation Fund

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021		2020	A
Selected Per–Share Data
Net asset value, beginning of period	$14.93		$18.28	$11.90		$10.00
Income from Investment Operations
Net investment income (loss)B, C	—	D	(.06)	.01		(.01)
Net realized and unrealized gain (loss)		(.37)	(2.92)	6.42		1.91
Total from investment operations		(.37)	(2.98)	6.43		1.90
Distributions from net investment income	—		—	(.04)		—
Distributions from net realized gain	—		(.37)	(.02)		—
Total distributions	—		(.37)	(.05	)E	—
Net asset value, end of period	$14.56		$14.93	$18.28		$11.90
Total ReturnF, G		(2.48)%	(16.75)%	54.13%		19.00%
Ratios to Average Net AssetsC, H, I
Expenses before reductions	1.00	%J	1.00%	1.01	%K	1.01	%J, K
Expenses net of fee waivers, if any	1.00	%J	1.00%	1.01	%K	1.01	%J, K
Expenses net of all reductions	1.00	%J	1.00%	1.01	%K	1.01	%J, K
Net investment income (loss)	.02	%J	(.33)%	.06%		(.47	)%J
Supplemental Data
Net assets, end of period (000 omitted)	$19,078		$36,333	$111,910		$5,308
Portfolio turnover rateL	15	%J	22%	14%		6	%M

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange–traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Amount represents less than $.005 per share.
E	Total distributions per share do not sum due to rounding.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Fees and expenses of any underlying mutual funds or exchange–traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi–Annual report.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
J	Annualized.
K	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
L	Amount does not include the portfolio activity of any underlying mutual funds or exchange–traded funds (ETFs).
M	Amount not annualized.

(Page 26 of 64)

Fidelity® Disruptive Automation Fund Loyalty Class 1

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021		2020	A
Selected Per–Share Data
Net asset value, beginning of period	$14.90		$18.34	$11.90		$10.00
Income from Investment Operations
Net investment income (loss)B, C	.02		—	.02		—	D
Net realized and unrealized gain (loss)		(.38)	(2.91)	6.46		1.90
Total from investment operations		(.36)	(2.91)	6.48		1.90
Distributions from net investment income	—		—	(.03)		—
Distributions from net realized gain	—		(.53)	(.01)		—
Total distributions	—		(.53)	(.04)		—
Net asset value, end of period	$14.54		$14.90	$18.34		$11.90
Total ReturnE, F		(2.42)%	(16.52)%	54.47%		19.00%
Ratios to Average Net AssetsC, G, H
Expenses before reductions	.75	%I	.75%	.76	%J	.75	%I
Expenses net of fee waivers, if any	.75	%I	.75%	.76	%J	.75	%I
Expenses net of all reductions	.75	%I	.75%	.76	%J	.75	%I
Net investment income (loss)	.27	%I	(.02)%	.10%		(.21	)%I
Supplemental Data
Net assets, end of period (000 omitted)	$60,153		$60,357	$6,792		$119
Portfolio turnover rateK	15	%I	22%	14%		6	%L

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange–traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Amount represents less than $.005 per share.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Fees and expenses of any underlying mutual funds or exchange–traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi–Annual report.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange–traded funds (ETFs).
L	Amount not annualized.

(Page 27 of 64)

Fidelity® Disruptive Automation Fund Loyalty Class 2

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021	2020	A
Selected Per–Share Data
Net asset value, beginning of period	$14.99		$18.37	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B, C	.04		.04	.12	—	D
Net realized and unrealized gain (loss)		(.38)	(2.92)	6.41	1.90
Total from investment operations		(.34)	(2.88)	6.53	1.90
Distributions from net investment income	—		—	(.05)	—
Distributions from net realized gain	—		(.50)	(.01)	—
Total distributions	—		(.50)	(.06)	—
Net asset value, end of period	$14.65		$14.99	$18.37	$11.90
Total ReturnE, F		(2.27)%	(16.32)%	54.91%	19.00%
Ratios to Average Net AssetsC, G, H
Expenses before reductions	.50	%I	.50%	.50%	.50	%I
Expenses net of fee waivers, if any	.50	%I	.50%	.50%	.50	%I
Expenses net of all reductions	.50	%I	.50%	.50%	.50	%I
Net investment income (loss)	.52	%I	.20%	.75%	.04	%I
Supplemental Data
Net assets, end of period (000 omitted)	$151		$154	$184	$119
Portfolio turnover rateJ	15	%I	22%	14%	6	%K

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange–traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Amount represents less than $.005 per share.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Fees and expenses of any underlying mutual funds or exchange–traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi–Annual report.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange–traded funds (ETFs).
K	Amount not annualized.

(Page 28 of 64)

Fidelity® Disruptive Automation Fund Class F

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021	2020	A
Selected Per–Share Data
Net asset value, beginning of period	$15.03		$18.42	$11.91	$10.00
Income from Investment Operations
Net investment income (loss)B, C	.07		.13	.19	.01
Net realized and unrealized gain (loss)		(.37)	(2.93)	6.43	1.90
Total from investment operations		(.30)	(2.80)	6.62	1.91
Distributions from net investment income	—		—	(.09)	—
Distributions from net realized gain	—		(.59)	(.02)	—
Total distributions	—		(.59)	(.11)	—
Net asset value, end of period	$14.73		$15.03	$18.42	$11.91
Total ReturnD, E		(2.00)%	(15.93)%	55.67%	19.10%
Ratios to Average Net AssetsC, F, G
Expenses before reductions	—	%H	—%	—%	—	%H
Expenses net of fee waivers, if any	—	%H	—%	—%	—	%H
Expenses net of all reductions	—	%H	—%	—%	—	%H
Net investment income (loss)	1.02	%H	.69%	1.14%	.54	%H
Supplemental Data
Net assets, end of period (000 omitted)	$21,926		$26,796	$33,908	$4,078
Portfolio turnover rateI	15	%H	22%	14%	6	%J

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange–traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying mutual funds or exchange–traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi–Annual report.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange–traded funds (ETFs).
J	Amount not annualized.

(Page 29 of 64)

Fidelity® Disruptive Communications Fund

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022		2021		2020	A
Selected Per–Share Data
Net asset value, beginning of period	$11.62		$17.02		$11.58		$10.00
Income from Investment Operations
Net investment income (loss)B, C		(.04)		(.13)	(.13)		—	D
Net realized and unrealized gain (loss)		(.81)		(4.45)	5.78		1.58
Total from investment operations		(.85)		(4.58)	5.65		1.58
Distributions from net investment income	—		—		—	D	—
Distributions from net realized gain	—			(.82)	(.20)		—
Total distributions	—			(.82)	(.21	)E	—
Net asset value, end of period	$10.77		$11.62		$17.02		$11.58
Total ReturnF, G		(7.31)%		(28.39)%	48.96%		15.80%
Ratios to Average Net AssetsC, H, I
Expenses before reductions	1.00	%J, K	.99	%K	1.01	%K	1.01	%J, K
Expenses net of fee waivers, if any	1.00	%J, K	.99	%K	1.01	%K	1.01	%J, K
Expenses net of all reductions	1.00	%J, K	.99	%K	1.01	%K	1.01	%J, K
Net investment income (loss)	(.76	)%J		(.81)%	(.83)%		(.23	)%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,574		$7,746		$36,731		$2,880
Portfolio turnover rateL	30	%J		32%	39%		—	%M

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange–traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Amount represents less than $.005 per share.
E	Total distributions per share do not sum due to rounding.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Fees and expenses of any underlying mutual funds or exchange–traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi–Annual report.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
J	Annualized.
K	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
L	Amount does not include the portfolio activity of any underlying mutual funds or exchange–traded funds (ETFs).
M	Amount not annualized.

(Page 30 of 64)

Fidelity® Disruptive Communications Fund Loyalty Class 1

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021		2020	A
Selected Per-Share Data
Net asset value, beginning of period	$11.59		$17.09	$11.58		$10.00
Income from Investment Operations
Net investment income (loss)B, C		(.03)	(.08)	(.09)		—	D
Net realized and unrealized gain (loss)		(.81)	(4.44)	5.80		1.58
Total from investment operations		(.84)	(4.52)	5.71		1.58
Distributions from net realized gain	—		(.98)	(.20)		—
Total distributions	—		(.98)	(.20)		—
Net asset value, end of period	$10.75		$11.59	$17.09		$11.58
Total ReturnE, F		(7.25)%	(28.19)%	49.47%		15.80%
Ratios to Average Net AssetsC, G, H
Expenses before reductions	.75	%I	.75%	.76	%J	.75	%I
Expenses net of fee waivers, if any	.75	%I	.75%	.76	%J	.75	%I
Expenses net of all reductions	.75	%I	.75%	.75%		.75	%I
Net investment income (loss)	(.51	)%I	(.51)%	(.57)%		.04	%I
Supplemental Data
Net assets, end of period (000 omitted)	$12,984		$14,470	$3,476		$116
Portfolio turnover rateK	30	%I	32%	39%		—	%L

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange–traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Amount represents less than $.005 per share.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Fees and expenses of any underlying mutual funds or exchange–traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi–Annual report.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange–traded funds (ETFs).
L	Amount not annualized.

(Page 31 of 64)

Fidelity® Disruptive Communications Fund Loyalty Class 2

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021	2020	A
Selected Per-Share Data
Net asset value, beginning of period	$11.66		$17.11	$11.59	$10.00
Income from Investment Operations
Net investment income (loss)B, C		(.01)	(.04)	(.05)	—	D
Net realized and unrealized gain (loss)		(.82)	(4.47)	5.79	1.59
Total from investment operations		(.83)	(4.51)	5.74	1.59
Distributions from net realized gain	—		(.94)	(.22)	—
Total distributions	—		(.94)	(.22)	—
Net asset value, end of period	$10.83		$11.66	$17.11	$11.59
Total ReturnE, F		(7.12)%	(27.99)%	49.70%	15.90%
Ratios to Average Net AssetsC, G, H
Expenses before reductions	.50	%I	.50%	.50%	.50	%I
Expenses net of fee waivers, if any	.50	%I	.50%	.50%	.50	%I
Expenses net of all reductions	.50	%I	.50%	.50%	.50	%I
Net investment income (loss)	(.26	)%I	(.28)%	(.32)%	.29	%I
Supplemental Data
Net assets, end of period (000 omitted)	$116		$125	$174	$116
Portfolio turnover rateJ	30	%I	32%	39%	—	%K

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange–traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Amount represents less than $.005 per share.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Fees and expenses of any underlying mutual funds or exchange–traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi–Annual report.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange–traded funds (ETFs).
K	Amount not annualized.

(Page 32 of 64)

Fidelity® Disruptive Communications Fund Class F

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021		2020	A
Selected Per-Share Data
Net asset value, beginning of period	$11.69		$17.16	$11.59		$10.00
Income from Investment Operations
Net investment income (loss)B, C	.01		.04	.03		.01
Net realized and unrealized gain (loss)		(.82)	(4.48)	5.80		1.58
Total from investment operations		(.81)	(4.44)	5.83		1.59
Distributions from net investment income	—		—	—	D	—
Distributions from net realized gain	—		(1.03)	(.26)		—
Total distributions	—		(1.03)	(.26)		—
Net asset value, end of period	$10.88		$11.69	$17.16		$11.59
Total ReturnE, F		(6.93)%	(27.66)%	50.57%		15.90%
Ratios to Average Net AssetsC, G, H
Expenses before reductions	—	%I	—%	—%		—	%I
Expenses net of fee waivers, if any	—	%I	—%	—%		—	%I
Expenses net of all reductions	—	%I	—%	—%		—	%I
Net investment income (loss)	.24	%I	.23%	.18%		.79	%I
Supplemental Data
Net assets, end of period (000 omitted)	$18,976		$24,733	$33,282		$4,029
Portfolio turnover rateJ	30	%I	32%	39%		—	%K

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange–traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Amount represents less than $.005 per share.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Fees and expenses of any underlying mutual funds or exchange–traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi–Annual report.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange–traded funds (ETFs).
K	Amount not annualized.

(Page 33 of 64)

Fidelity® Disruptive Finance Fund

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021		2020	A
Selected Per-Share Data
Net asset value, beginning of period	$15.22		$18.20	$11.86		$10.00
Income from Investment Operations
Net investment income (loss)B, C	—	D	.02	.11	E	.03
Net realized and unrealized gain (loss)		(.38)	(2.67)	6.41		1.83
Total from investment operations		(.38)	(2.65)	6.52		1.86
Distributions from net investment income	—		(.04)	(.05)		—
Distributions from net realized gain		(.81)	(.29)	(.13)		—
Total distributions		(.81)	(.33)	(.18)		—
Net asset value, end of period	$14.03		$15.22	$18.20		$11.86
Total ReturnF, G		(2.19)%	(14.88)%	55.31%		18.60%
Ratios to Average Net AssetsC, H, I
Expenses before reductions	1.00	%J	1.00%	1.01	%K	1.01	%J, K
Expenses net of fee waivers, if any	1.00	%J	1.00%	1.01	%K	1.01	%J, K
Expenses net of all reductions	1.00	%J	1.00%	1.01	%K	1.01	%J, K
Net investment income (loss)	.03	%J	.12%	.72	%E	1.99	%J
Supplemental Data
Net assets, end of period (000 omitted)	$6,511		$18,486	$48,219		$2,373
Portfolio turnover rateL	22	%J	43%	18%		—	%M, N

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Amount represents less than $.005 per share.
E	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .49%.
F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
J	Annualized.
K	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
L	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
M	Amount not annualized.
N	Amount represents less than 1%.

(Page 34 of 64)

Fidelity® Disruptive Finance Fund Loyalty Class 1

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022		2021		2020	A
Selected Per-Share Data
Net asset value, beginning of period	$15.21		$18.28		$11.86		$10.00
Income from Investment Operations
Net investment income (loss)B, C	.02		.08		.20	D	.03
Net realized and unrealized gain (loss)		(.38)		(2.68)	6.38		1.83
Total from investment operations		(.36)		(2.60)	6.58		1.86
Distributions from net investment income		(.02)		(.18)	(.03)		—
Distributions from net realized gain		(.81)		(.29)	(.13)		—
Total distributions		(.83)		(.47)	(.16)		—
Net asset value, end of period	$14.02		$15.21		$18.28		$11.86
Total ReturnE, F		(2.04)%		(14.68)%	55.73%		18.60%
Ratios to Average Net AssetsC, G, H
Expenses before reductions	.75	%I, J	.76	%J	.75%		.75	%I
Expenses net of fee waivers, if any	.75	%I, J	.76	%J	.75%		.75	%I
Expenses net of all reductions	.75	%I, J	.76	%J	.75%		.75	%I
Net investment income (loss)	.31	%I		.48%	1.30	%D	2.26	%I
Supplemental Data
Net assets, end of period (000 omitted)	$22,133		$20,775		$2,668		$119
Portfolio turnover rateK	22	%I		43%	18%		—	%L, M

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
L	Amount not annualized.
M	Amount represents less than 1%.

(Page 35 of 64)

Fidelity® Disruptive Finance Fund Loyalty Class 2

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021		2020	A
Selected Per-Share Data
Net asset value, beginning of period	$15.30		$18.30	$11.87		$10.00
Income from Investment Operations
Net investment income (loss)B, C	.04		.12	.15	D	.03
Net realized and unrealized gain (loss)		(.39)	(2.69)	6.46		1.84
Total from investment operations		(.35)	(2.57)	6.61		1.87
Distributions from net investment income		(.03)	(.14)	(.05)		—
Distributions from net realized gain		(.81)	(.29)	(.13)		—
Total distributions		(.84)	(.43)	(.18)		—
Net asset value, end of period	$14.11		$15.30	$18.30		$11.87
Total ReturnE, F		(1.93)%	(14.44)%	56.03%		18.70%
Ratios to Average Net AssetsC, G, H
Expenses before reductions	.50	%I	.50%	.50%		.50	%I
Expenses net of fee waivers, if any	.50	%I	.50%	.50%		.50	%I
Expenses net of all reductions	.50	%I	.50%	.50%		.50	%I
Net investment income (loss)	.56	%I	.66%	1.03	%D	2.51	%I
Supplemental Data
Net assets, end of period (000 omitted)	$155		$158	$185		$119
Portfolio turnover rateJ	22	%I	43%	18%		—	%K, L

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .80%.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount represents less than 1%.
L	Amount not annualized.

(Page 36 of 64)

Fidelity® Disruptive Finance Fund Class F

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021		2020	A
Selected Per-Share Data
Net asset value, beginning of period	$15.34		$18.35	$11.87		$10.00
Income from Investment Operations
Net investment income (loss)B, C	.07		.21	.26	D	.04
Net realized and unrealized gain (loss)		(.39)	(2.70)	6.45		1.83
Total from investment operations		(.32)	(2.49)	6.71		1.87
Distributions from net investment income		(.07)	(.23)	(.10)		—
Distributions from net realized gain		(.81)	(.29)	(.13)		—
Total distributions		(.88)	(.52)	(.23)		—
Net asset value, end of period	$14.14		$15.34	$18.35		$11.87
Total ReturnE, F		(1.74)%	(14.04)%	56.95%		18.70%
Ratios to Average Net AssetsC, G, H
Expenses before reductions	—	%I	—%	—%		—	%I
Expenses net of fee waivers, if any	—	%I	—%	—%		—	%I
Expenses net of all reductions	—	%I	—%	—%		—	%I
Net investment income (loss)	1.05	%I	1.14%	1.68	%D	3.01	%I
Supplemental Data
Net assets, end of period (000 omitted)	$21,206		$25,842	$35,814		$4,075
Portfolio turnover rateJ	22	%I	43%	18%		—	%K, L

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
L	Amount represents less than 1%.

(Page 37 of 64)

Fidelity® Disruptive Medicine Fund

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021		2020	A
Selected Per-Share Data
Net asset value, beginning of period	$9.96		$13.00	$11.06		$10.00
Income from Investment Operations
Net investment income (loss)B, C		(.04)	(.09)	(.07)		(.01)
Net realized and unrealized gain (loss)	1.28		(2.82)	2.10		1.07
Total from investment operations	1.24		(2.91)	2.03		1.06
Distributions from net realized gain	—		(.13)	(.09)		—
Total distributions	—		(.13)	(.09)		—
Net asset value, end of period	$11.20		$9.96	$13.00		$11.06
Total ReturnD, E		12.45%	(22.68)%	18.44%		10.60%
Ratios to Average Net AssetsC, F, G
Expenses before reductions	1.00	%H	1.00%	1.01	%I	1.01	%H, J
Expenses net of fee waivers, if any	1.00	%H	1.00%	1.01	%I	1.01	%H, J
Expenses net of all reductions	1.00	%H	1.00%	1.01	%I	1.01	%H, J
Net investment income (loss)	(.69	)%H	(.70)%	(.58)%		(.75	)%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,138		$11,027	$32,331		$5,666
Portfolio turnover rateJ	27	%H	47%	44%		—	%K, L

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
L	Amount represents less than 1%.

(Page 38 of 64)

Fidelity® Disruptive Medicine Fund Loyalty Class 1

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021		2020	A
Selected Per-Share Data
Net asset value, beginning of period	$9.98		$13.04	$11.05		$10.00
Income from Investment Operations
Net investment income (loss)B, C		(.02)	(.06)	(.03)		(.01)
Net realized and unrealized gain (loss)	1.28		(2.82)	2.11		1.06
Total from investment operations	1.26		(2.88)	2.08		1.05
Distributions from net realized gain	—		(.18)	(.09)		—
Total distributions	—		(.18)	(.09)		—
Net asset value, end of period	$11.24		$9.98	$13.04		$11.05
Total ReturnD, E		12.63%	(22.46)%	18.86%		10.50%
Ratios to Average Net AssetsC, F, G
Expenses before reductions	.75	%H	.75%	.76	%I	.75	%H
Expenses net of fee waivers, if any	.75	%H	.75%	.76	%I	.75	%H
Expenses net of all reductions	.75	%H	.75%	.76	%I	.75	%H
Net investment income (loss)	(.44	)%H	(.46)%	(.25)%		(.48	)%H
Supplemental Data
Net assets, end of period (000 omitted)	$20,185		$16,746	$3,786		$111
Portfolio turnover rateJ	27	%H	47%	44%		—	%K, L

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
L	Amount represents less than 1%.

(Page 39 of 64)

Fidelity® Disruptive Medicine Fund Loyalty Class 2

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021	2020	A
Selected Per-Share Data
Net asset value, beginning of period	$10.03		$13.06	$11.06	$10.00
Income from Investment Operations
Net investment income (loss)B, C		(.01)	(.03)	(.01)	—	D
Net realized and unrealized gain (loss)	1.29		(2.84)	2.12	1.06
Total from investment operations	1.28		(2.87)	2.11	1.06
Distributions from net realized gain	—		(.16)	(.11)	—
Total distributions	—		(.16)	(.11)	—
Net asset value, end of period	$11.31		$10.03	$13.06	$11.06
Total ReturnE, F		12.76%	(22.33)%	19.10%	10.60%
Ratios to Average Net AssetsC, G, H
Expenses before reductions	.50	%I	.50%	.50%	.50	%I
Expenses net of fee waivers, if any	.50	%I	.50%	.50%	.50	%I
Expenses net of all reductions	.50	%I	.50%	.50%	.50	%I
Net investment income (loss)	(.19	)%I	(.21)%	(.11)%	(.23	)%I
Supplemental Data
Net assets, end of period (000 omitted)	$115		$102	$132	$111
Portfolio turnover rateJ	27	%I	47%	44%	—	%K, L

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Amount represents less than $.005 per share.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount represents less than 1%.
L	Amount not annualized.

(Page 40 of 64)

Fidelity® Disruptive Medicine Fund Class F

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021	2020	A
Selected Per-Share Data
Net asset value, beginning of period	$10.09		$13.09	$11.07	$10.00
Income from Investment Operations
Net investment income (loss)B, C	.02		.04	.06	—	D
Net realized and unrealized gain (loss)	1.30		(2.86)	2.10	1.07
Total from investment operations	1.32		(2.82)	2.16	1.07
Distributions from net realized gain	—		(.18)	(.14)	—
Total distributions	—		(.18)	(.14)	—
Net asset value, end of period	$11.41		$10.09	$13.09	$11.07
Total ReturnE, F		13.08%	(21.89)%	19.60%	10.70%
Ratios to Average Net AssetsC, G, H
Expenses before reductions	—	%I	—%	—%	—	%I
Expenses net of fee waivers, if any	—	%I	—%	—%	—	%I
Expenses net of all reductions	—	%I	—%	—%	—	%I
Net investment income (loss)		.30%	.29%	.45%	.27	%I
Supplemental Data
Net assets, end of period (000 omitted)	$21,143		$24,523	$31,943	$3,914
Portfolio turnover rateJ	27	%I	47%	44%	—	%K, L

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Amount represents less than $.005 per share.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount represents less than 1%.
L	Amount not annualized.

(Page 41 of 64)

Fidelity® Disruptive Technology Fund

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022		2021		2020	A
Selected Per-Share Data
Net asset value, beginning of period	$11.81		$18.10		$11.49		$10.00
Income from Investment Operations
Net investment income (loss)B, C		(.04)		(.14)	(.13)		(.01)
Net realized and unrealized gain (loss)		(.76)		(5.88)	6.81		1.50
Total from investment operations		(.80)		(6.02)	6.68		1.49
Distributions from net realized gain		(.14)		(.27)	(.07)		—
Total distributions		(.14)		(.27)	(.07)		—
Net asset value, end of period	$10.87		$11.81		$18.10		$11.49
Total ReturnD, E		(6.86)%		(33.85)%	58.13%		14.90%
Ratios to Average Net AssetsC, F, G
Expenses before reductions	1.00	%H, I	.99	%I	1.01	%I	1.01	%H, I
Expenses net of fee waivers, if any	1.00	%H, I	.99	%I	1.01	%I	1.01	%H, I
Expenses net of all reductions	1.00	%H, I	.99	%I	1.01	%I	1.01	%H, I
Net investment income (loss)	(.67	)%H		(.78)%	(.77)%		(.62	)%H, I
Supplemental Data
Net assets, end of period (000 omitted)	$19,523		$34,802		$130,244		$6,198
Portfolio turnover rateJ	21	%H		33%	29%		—	%K

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.

(Page 42 of 64)

Fidelity® Disruptive Technology Fund Loyalty Class 1

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021		2020	A
Selected Per-Share Data
Net asset value, beginning of period	$11.83		$18.15	$11.49		$10.00
Income from Investment Operations
Net investment income (loss)B, C		(.02)	(.08)	(.07)		—	D
Net realized and unrealized gain (loss)		(.77)	(5.89)	6.78		1.49
Total from investment operations		(.79)	(5.97)	6.71		1.49
Distributions from net realized gain		(.14)	(.35)	(.05)		—
Total distributions		(.14)	(.35)	(.05)		—
Net asset value, end of period	$10.90		$11.83	$18.15		$11.49
Total ReturnE, F		(6.76)%	(33.65)%	58.46%		14.90%
Ratios to Average Net AssetsC, G, H
Expenses before reductions	.75	%I	.75%	.76	%J	.75	%I
Expenses net of fee waivers, if any	.75	%I	.75%	.76	%J	.75	%I
Expenses net of all reductions	.75	%I	.75%	.76	%J	.75	%I
Net investment income (loss)	(.42	)%I	(.46)%	(.44)%		(.36	)%I
Supplemental Data
Net assets, end of period (000 omitted)	$45,303		$46,694	$7,600		$115
Portfolio turnover rateK	21	%I	33%	29%		—	%L

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Amount represents less than $.005 per share.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
L	Amount not annualized.

(Page 43 of 64)

Fidelity® Disruptive Technology Fund Loyalty Class 2

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021	2020	A
Selected Per-Share Data
Net asset value, beginning of period	$11.90		$18.18	$11.50	$10.00
Income from Investment Operations
Net investment income (loss)B, C		(.01)	(.04)	(.05)	—	D
Net realized and unrealized gain (loss)		(.77)	(5.93)	6.81	1.50
Total from investment operations		(.78)	(5.97)	6.76	1.50
Distributions from net realized gain		(.14)	(.31)	(.08)	—
Total distributions		(.14)	(.31)	(.08)	—
Net asset value, end of period	$10.98		$11.90	$18.18	$11.50
Total ReturnE, F		(6.63)%	(33.49)%	58.79%	15.00%
Ratios to Average Net AssetsC, G, H
Expenses before reductions	.50	%I	.50%	.50%	.50	%I
Expenses net of fee waivers, if any	.50	%I	.50%	.50%	.50	%I
Expenses net of all reductions	.50	%I	.50%	.50%	.50	%I
Net investment income (loss)	(.17	)%I	(.25)%	(.28)%	(.10	)%I
Supplemental Data
Net assets, end of period (000 omitted)	$113		$121	$183	$115
Portfolio turnover rateJ	21	%I	33%	29%	—	%K

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Amount represents less than $.005 per share.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.

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Fidelity® Disruptive Technology Fund Class F

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021	2020	A
Selected Per-Share Data
Net asset value, beginning of period	$11.97		$18.24	$11.51	$10.00
Income from Investment Operations
Net investment income (loss)B, C	.02		.04	.04	.01
Net realized and unrealized gain (loss)		(.78)	(5.96)	6.81	1.50
Total from investment operations		(.76)	(5.92)	6.85	1.51
Distributions from net realized gain		(.14)	(.35)	(.12)	—
Total distributions		(.14)	(.35)	(.12)	—
Net asset value, end of period	$11.07		$11.97	$18.24	$11.51
Total ReturnD, E		(6.43)%	(33.19)%	59.58%	15.10%
Ratios to Average Net AssetsC, F, G
Expenses before reductions	—	%H	—%	—%	—	%H
Expenses net of fee waivers, if any	—	%H	—%	—%	—	%H
Expenses net of all reductions	—	%H	—%	—%	—	%H
Net investment income (loss)	.33	%H	.25%	.23%	.39	%H
Supplemental Data
Net assets, end of period (000 omitted)	$18,854		$24,497	$32,598	$4,029
Portfolio turnover rateI	21	%H	33%	29%	—	%J

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.

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Fidelity® Disruptors Fund

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021		2020	A
Selected Per-Share Data
Net asset value, beginning of period	$12.80		$16.89	$11.57		$10.00
Income from Investment Operations
Net investment income (loss)B, C		(.05)	(.12)	(.12)		(.01)
Net realized and unrealized gain (loss)		(.12)	(3.75)	5.55		1.58
Total from investment operations		(.17)	(3.87)	5.43		1.57
Distributions from net realized gain	—		(.22)	(.11)		—
Total distributions	—		(.22)	(.11)		—
Net asset value, end of period	$12.63		$12.80	$16.89		$11.57
Total ReturnD, E		(1.33)%	(23.29)%	46.99%		15.70%
Ratios to Average Net AssetsC, F, G
Expenses before reductions	1.00	%H	1.00%	1.01	%I	1.01	%H, I
Expenses net of fee waivers, if any	1.00	%H	1.00%	1.01	%I	1.01	%H, I
Expenses net of all reductions	1.00	%H	1.00%	1.01	%I	1.01	%H, I
Net investment income (loss)	(.80	)%H	(.69)%	(.77)%		(1.01	)%H
Supplemental Data
Net assets, end of period (000 omitted)	$24,279		$48,579	$141,385		$19,310
Portfolio turnover rateJ	5	%H	22%	3%		—	%K

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.

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Fidelity® Disruptors Fund Loyalty Class 1

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021		2020	A
Selected Per-Share Data
Net asset value, beginning of period	$12.83		$16.95	$11.58		$10.00
Income from Investment Operations
Net investment income (loss)B, C		(.03)	(.08)	(.12)		(.01)
Net realized and unrealized gain (loss)		(.13)	(3.75)	5.59		1.59
Total from investment operations		(.16)	(3.83)	5.47		1.58
Distributions from net realized gain	—		(.29)	(.10)		—
Total distributions	—		(.29)	(.10)		—
Net asset value, end of period	$12.67		$12.83	$16.95		$11.58
Total ReturnD, E		(1.25)%	(23.07)%	47.32%		15.80%
Ratios to Average Net AssetsC, F, G
Expenses before reductions	.75	%H	.75%	.77	%I	.75	%H
Expenses net of fee waivers, if any	.75	%H	.75%	.77	%I	.75	%H
Expenses net of all reductions	.75	%H	.75%	.77	%I	.75	%H
Net investment income (loss)	(.55	)%H	(.51)%	(.74)%		(.75	)%H
Supplemental Data
Net assets, end of period (000 omitted)	$77,031		$76,999	$25,062		$116
Portfolio turnover rateJ	5	%H	22%	3%		—	%K

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.

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Fidelity® Disruptors Fund Loyalty Class 2

	Six months ended (Unaudited) November 30, 2022		Years ended May 31, 2022	2021	2020	A
Selected Per-Share Data
Net asset value, beginning of period	$12.88		$16.97	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B, C		(.02)	(.04)	(.04)	(.01)
Net realized and unrealized gain (loss)		(.12)	(3.76)	5.55	1.59
Total from investment operations		(.14)	(3.80)	5.51	1.58
Distributions from net realized gain	—		(.29)	(.12)	—
Total distributions	—		(.29)	(.12)	—
Net asset value, end of period	$12.74		$12.88	$16.97	$11.58
Total ReturnD, E		(1.09)%	(22.86)%	47.69%	15.80%
Ratios to Average Net AssetsC, F, G
Expenses before reductions	.50	%H	.50%	.50%	.50	%H
Expenses net of fee waivers, if any	.50	%H	.50%	.50%	.50	%H
Expenses net of all reductions	.50	%H	.50%	.50%	.50	%H
Net investment income (loss)	(.30	)%H	(.22)%	(.26)%	(.50	)%H
Supplemental Data
Net assets, end of period (000 omitted)	$130		$132	$171	$116
Portfolio turnover rateI	5	%H	22%	3%	—	%J

A	For the period April 16, 2020 (commencement of operations) through May 31, 2020.
B	Calculated based on average shares outstanding during the period.
C	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.

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Expenses

The expenses in connection with preparing this Information Statement and its enclosures will be paid by each Acquired Fund.

The funds will reimburse brokerage firms and others for their reasonable expenses in forwarding material to the beneficial owners of shares. The costs are allocated on a pro rata basis to each class of each fund based on the net assets of each class relative to the total net assets of the fund.

For a free copy of each Acquired Fund’s annual report for the fiscal year ended May 31, 2022 and semiannual report for the fiscal period ended November 30, 2022, call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

Share Ownership

As of December 31, 2022, shares of each class of each Acquired Fund issued and outstanding were as follows:

Fund Name	Number of Shares
Fidelity® Disruptive Automation Fund	1,218,122
Fidelity® Disruptive Automation Fund - Loyalty Class 1	4,114,880
Fidelity® Disruptive Automation Fund - Loyalty Class 2	10,317
Fidelity® Disruptive Automation Fund - Class F	1,326,213
Fidelity® Disruptive Communications Fund	334,449
Fidelity® Disruptive Communications Fund - Loyalty Class 1	1,183,933
Fidelity® Disruptive Communications Fund - Loyalty Class 2	10,716
Fidelity® Disruptive Communications Fund - Class F	1,837,985
Fidelity® Disruptive Finance Fund	436,345
Fidelity® Disruptive Finance Fund - Loyalty Class 1	1,566,944
Fidelity® Disruptive Finance Fund - Loyalty Class 2	11,047
Fidelity® Disruptive Finance Fund - Class F	1,364,986
Fidelity® Disruptive Medicine Fund	581,211
Fidelity® Disruptive Medicine Fund - Loyalty Class 1	1,775,538
Fidelity® Disruptive Medicine Fund - Loyalty Class 2	10,201
Fidelity® Disruptive Medicine Fund - Class F	1,672,982
Fidelity® Disruptive Technology Fund	1,796,673
Fidelity® Disruptive Technology Fund - Loyalty Class 1	4,079,280
Fidelity® Disruptive Technology Fund - Loyalty Class 2	10,327
Fidelity® Disruptive Technology Fund - Class F	1,808,795
Fidelity® Disruptors Fund	1,760,332
Fidelity® Disruptors Fund - Loyalty Class 1	5,887,430
Fidelity® Disruptors Fund - Loyalty Class 2	10,242

Each Acquiring Fund is a newly created fund and will not issue shares until the Reorganization Date.

As of December 31, 2022, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each fund.

As of December 31, 2022, the following owned of record and/or beneficially 5% or more of the outstanding shares:

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Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity® Disruptive Automation Fund*	TD AMERITRADE CLEARING INC	OMAHA	NE	12.41%
Fidelity® Disruptive Automation Fund - Class F	FIDELITY DISRUPTORS FUND	BOSTON	MA	100.00%
Fidelity® Disruptive Automation Fund - Loyalty Class 2	FMR CAPITAL	BOSTON	MA	100.00%
Fidelity® Disruptive Communications Fund*	DEUTSCHE BANK MATCHED SAVINGS PLAN	GREENWICH	CT	5.53%
Fidelity® Disruptive Communications Fund - Class F	FIDELITY DISRUPTORS FUND	BOSTON	MA	99.41%
Fidelity® Disruptive Communications Fund - Loyalty Class 2	FMR CAPITAL	BOSTON	MA	100.00%
Fidelity® Disruptive Finance Fund*	DC RETIREMENT PLAN FOR FACULTY OF THE UNIVERSITY OF MIAMI	MIAMI	FL	5.42%
Fidelity® Disruptive Finance Fund - Class F	FIDELITY DISRUPTORS FUND	BOSTON	MA	100.00%
Fidelity® Disruptive Finance Fund - Loyalty Class 2	FMR CAPITAL	BOSTON	MA	100.00%
Fidelity® Disruptive Medicine Fund - Class F	FIDELITY DISRUPTORS FUND	BOSTON	MA	100.00%
Fidelity® Disruptive Medicine Fund - Loyalty Class 2	FMR CAPITAL	BOSTON	MA	100.00%
Fidelity® Disruptive Technology Fund*	PERSHING LLC	JERSEY CITY	NJ	5.09%
Fidelity® Disruptive Technology Fund - Class F	FIDELITY DISRUPTORS FUND	BOSTON	MA	99.43%
Fidelity® Disruptive Technology Fund - Loyalty Class 2	FMR CAPITAL	BOSTON	MA	100.00%
Fidelity® Disruptors Fund*	FMR CAPITAL	BOSTON	MA	6.16%
Fidelity® Disruptors Fund - Loyalty Class 2	FMR CAPITAL	BOSTON	MA	100.00%

*	The ownership information shown above is for a class of shares of the fund.

As of December 31, 2022, the following owned of record and/or beneficially 25% or more of the outstanding shares:

Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity® Disruptive Communications Fund	FIDELITY DISRUPTORS FUND	BOSTON	MA	54.35%
Fidelity® Disruptive Finance Fund	FIDELITY DISRUPTORS FUND	BOSTON	MA	42.57%
Fidelity® Disruptive Medicine Fund	FIDELITY DISRUPTORS FUND	BOSTON	MA	43.86%

A shareholder owning of record or beneficially more than 25% of a fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.

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MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of shares of each Acquiring Fund have been passed upon by Dechert LLP, counsel to Fidelity Covington Trust.

Experts

The audited financial statements of each Acquired Fund are incorporated by reference into the Statement of Additional Information relating to this Information Statement and have been audited by PricewaterhouseCoopers LLP (for Fidelity® Disruptive Automation Fund, Fidelity® Disruptive Communications Fund, Fidelity® Disruptive Finance Fund, Fidelity® Disruptive Medicine Fund, and Fidelity® Disruptive Technology Fund) and Deloitte & Touche LLP (for Fidelity® Disruptors Fund), independent registered public accounting firms, whose reports thereon are included in the funds’ Annual Report to Shareholders for the fiscal year ended May 31, 2022. The financial statements audited by PricewaterhouseCoopers LLP (for Fidelity® Disruptive Automation Fund, Fidelity® Disruptive Communications Fund, Fidelity® Disruptive Finance Fund, Fidelity® Disruptive Medicine Fund, and Fidelity® Disruptive Technology Fund) and Deloitte & Touche LLP (for Fidelity® Disruptors Fund) have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for each Acquired Fund for the six-month period ended November 30, 2022, are also incorporated by reference into the Statement of Additional Information relating to this Information Statement.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Summer Street Trust, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts, 02210, whether other persons are beneficial owners of shares for which the Information Statement is being mailed and, if so, the number of copies of the Information Statement and Annual Report you wish to receive in order to supply copies to the beneficial owners of the respective shares.

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Appendix A

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

As used in this Appendix A, the term “fund” refers to an Acquiring Fund.

VALUING SHARES

Each fund is open for business each day that either the listing exchange or the New York Stock Exchange (NYSE) is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of regular trading hours on the listing exchange or the NYSE, normally 4:00 p.m. Eastern time. Each fund’s assets normally are valued as of this time for the purpose of computing NAV. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Shares of each fund may be purchased through a broker in the secondary market by individual investors at market prices which may vary throughout the day and may differ from NAV.

To the extent that a fund’s or underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shares of open-end funds (excluding ETFs) in which the fund may invest (referred to as underlying funds) are valued at their respective NAVs. NAV is calculated using the values of any underlying funds in which it invests. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

SHAREHOLDER INFORMATION

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at NAV. Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). Recent information, including information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread, is available at www.fidelity.com.

Additional Information about the Purchase and Sale of Shares

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.

In addition to its fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

The Depository Trust Company (DTC) is a limited trust company and securities depository that facilitates the clearance and settlement of trades for its participating banks and broker-dealers. DTC has executed an agreement with FDC, each fund’s distributor.

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Buying and Selling Shares in the Secondary Market

Shares of each fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. Each fund does not impose any minimum investment for shares of a fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than a fund’s NAV (premium) or less than a fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges. Due to such commissions and charges, frequent trading may detract significantly from investment returns.

Each fund is designed to offer investors an equity investment that can be bought and sold frequently in the secondary market without impact on a fund, and such trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.

Shares can be purchased and redeemed directly from each fund at NAV only by Authorized Participants in large increments called “Creation Units.” Each fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction at any time. In addition, each fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Precautionary Notes

●	Note to Investment Companies. For purposes of the Investment Company Act of 1940 (1940 Act), shares are issued by a fund, and the acquisition of shares by investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. Registered investment companies are permitted to invest in a fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the fund.

●	Note to Authorized Participants Regarding Continuous Offering. Certain legal risks may exist that are unique to Authorized Participants purchasing Creation Units directly from a fund. Because new Creation Units may be issued on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the Securities Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act.

For example, you may be deemed a statutory underwriter if you purchase Creation Units from a fund, break them down into individual fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to shares of a fund are reminded that, under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of each fund may purchase and resell fund shares pursuant to this prospectus.

●	Note to Secondary Market Investors. DTC, or its nominee, is the registered owner of all outstanding shares of a fund. The Adviser will not have any record of your ownership. Your ownership of shares will be shown on the records of DTC and the DTC participant broker through which you hold the shares. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Costs Associated with Creations and Redemptions

The funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Information about the procedures regarding creation and redemption of Creation Units and the applicable transaction fees is included in the Statement of Additional Information (SAI).

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DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) as capital gain distributions. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you.

Each fund normally declares dividends and pays capital gain distributions per the tables below:

Fund Name	Dividends Paid
Fidelity® Disruptive Automation ETF	March, June, September, December
Fidelity® Disruptive Communications ETF	March, June, September, December
Fidelity® Disruptive Finance ETF	March, June, September, December
Fidelity® Disruptive Medicine ETF	March, June, September, December
Fidelity® Disruptive Technology ETF	March, June, September, December
Fidelity® Disruptors ETF	March, June, September, December

Fund Name	Capital Gains Paid
Fidelity® Disruptive Automation ETF	December
Fidelity® Disruptive Communications ETF	December
Fidelity® Disruptive Finance ETF	December
Fidelity® Disruptive Medicine ETF	December
Fidelity® Disruptive Technology ETF	December
Fidelity® Disruptors ETF	December

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions investors receive are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to investors as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to investors generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If investors buy shares when a fund has realized but not yet distributed income or capital gains, they will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions investors receive will normally be taxable to them when they receive them.

Taxes on Transactions

Purchases and sales of shares, as well as purchases and redemptions of Creation Units, may result in a capital gain or loss for federal tax purposes.

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FUND DISTRIBUTION

FDC distributes each fund’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the Statement of Additional Information relating to this Information Statement.

Distribution and Service Plan(s)

While each fund will not make direct payments for distribution or shareholder support services, each  fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act  with respect to its shares. Each Plan recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

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Exhibit 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION (the Agreement) is made as of this [ ] day of [ ], [ ] by and between Fidelity Summer Street Trust, a Massachusetts business trust (the Acquired Fund Trust), on behalf of its series [ ] (the Acquired Fund), and Fidelity Covington Trust, a Massachusetts business trust (the Acquiring Fund Trust), on behalf of its series [ ] (the Acquiring Fund). The Acquired Fund Trust and the Acquiring Fund Trust may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its applicable shareholders, excluding Cash-Out Shareholders (defined below) in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated July 30, 2022, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at [ ], have been audited by [ ], independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of May 31, 2022 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since May 31, 2022;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the information statement of the Acquired Fund included therein (Information Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and on the Closing Date (as defined

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in Section 6), the prospectus contained in the Registration Statement of which the Information Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its taxable year which includes the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated [ ], as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) [Reserved];

(g) [Reserved];

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(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) [Reserved];

(j) The Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for its current taxable year ending on May 31, 2023;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

(m) The Registration Statement and the Information Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i)  to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less (1) the value of the liabilities of the Acquired Fund, determined as provided for under Section 4; (2) the value of cash to be distributed to applicable Acquired Fund shareholders in lieu of fractional Acquiring Fund shares; and (3) the value of cash to be distributed to Acquired Fund shareholders who do not hold Acquired Fund shares through a brokerage account that can accept Acquiring Fund shares (“Cash-Out Shareholders”), who shall not receive a distribution of such Acquiring Fund shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Acquired Fund shares.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, except for assets having a value equal to the sum of the values in (1)-(3) in of Section 3(a). The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

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(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will take such actions necessary to complete the liquidation of the Acquired Fund in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. To complete the liquidation, the Acquired Fund will (i) constructively distribute pro rata to its shareholders of record (except Cash-Out Shareholders), determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund; (ii) distribute cash, as provided in Section 3(a) to the Cash-Out Shareholders; and (iii) completely liquidate. The distribution of Acquiring Fund Shares shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares, and Acquired Fund shareholders may receive cash in connection with the Reorganization in lieu of fractional Acquiring Fund Shares.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquired Fund Prospectus and Statement of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement.

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on [ ], or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

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7. TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares and cash as provided herein, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That this Agreement and the transactions contemplated herein are approved by the Board of Trustees of the Acquired Fund Trust on behalf of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund may declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;

(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;

(g) Reserved;

(h) That there has been no material adverse change in the Acquired Fund’s financial position since [ ], other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

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10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) Reserved;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares (except with respect to cash received).

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor (reduced by any amount of tax basis allocable to shares for which cash is received).

(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

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(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

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Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2023 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

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